Baird Strategic Municipal Bond Fund
Schedule of Investments
September 30, 2025 (Unaudited)

MUNICIPAL BONDS - 97.3%		Par	Value
Alabama - 3.1%
Alabama Corrections Institution Finance Authority, 5.00%, 07/01/2037 (Callable 07/01/2032)		$295,000	$320,049
Alabama Federal Aid Highway Finance Authority
5.00%, 09/01/2040 (Callable 03/01/2035)		3,200,000	3,524,461
5.00%, 09/01/2041 (Callable 03/01/2035)		3,250,000	3,543,667
5.00%, 09/01/2042 (Callable 03/01/2035)		3,750,000	4,050,047
5.00%, 09/01/2043 (Callable 03/01/2035)		1,500,000	1,609,318
Alabama Housing Finance Authority, 5.75%, 04/01/2055 (Callable 04/01/2033)		2,950,000	3,216,833
Black Belt Energy Gas District
5.00%, 05/01/2027		1,100,000	1,112,444
5.00%, 05/01/2031		1,500,000	1,615,242
5.00%, 05/01/2032		1,325,000	1,429,264
4.00%, 12/01/2052 (Callable 09/01/2029) (a)		1,000,000	1,022,226
5.00%, 05/01/2053 (a)		2,500,000	2,626,412
5.50%, 11/01/2053 (Callable 09/01/2028) (a)		1,200,000	1,279,875
5.00%, 12/01/2055 (Callable 05/01/2035) (a)		2,000,000	2,190,404
City of Arab AL, 5.00%, 03/01/2038 (Callable 03/01/2035)		1,160,000	1,290,219
City of Mobile AL, 5.00%, 02/15/2040 (Callable 02/15/2035)		12,000,000	13,190,836
County of Jefferson AL
5.00%, 09/15/2032 (Callable 03/15/2027)		1,665,000	1,703,776
5.00%, 09/15/2035 (Callable 03/15/2027)		1,350,000	1,367,282
County of Jefferson AL Sewer Revenue
5.25%, 10/01/2049 (Callable 10/01/2033)		5,500,000	5,673,141
5.50%, 10/01/2053 (Callable 10/01/2033)		500,000	523,490
County of Montgomery AL
4.00%, 03/01/2028		175,000	181,208
5.00%, 03/01/2028 (Callable 11/01/2025)		25,000	25,042
Energy Southeast A Cooperative District
5.00%, 12/01/2027		250,000	259,329
5.00%, 12/01/2028		1,065,000	1,120,061
5.00%, 12/01/2030		750,000	807,642
5.00%, 12/01/2031		1,000,000	1,078,896
Industrial Development Board of the City of Mobile Alabama, 3.92%, 06/01/2034 (a)		2,000,000	2,006,628
Jacksonville Public Educational Building Authority
5.00%, 08/01/2032		1,000,000	1,114,369
5.00%, 08/01/2033		500,000	559,864
Jacksonville State University, 5.00%, 12/01/2036 (Callable 12/01/2027)		150,000	155,684
Montgomery County Public Facilities Authority/AL, 5.00%, 03/01/2033 (Callable 09/01/2028)		5,000	5,156
Southeast Energy Authority A Cooperative District
5.00%, 02/01/2027		555,000	568,457
5.00%, 08/01/2027		1,530,000	1,582,002
5.00%, 11/01/2030		2,790,000	2,976,801
5.00%, 09/01/2035 (Callable 06/01/2035)		4,500,000	4,952,313
5.00%, 11/01/2035 (Callable 11/01/2034)		3,350,000	3,531,009
5.50%, 01/01/2053 (Callable 09/01/2029) (a)		250,000	271,485
5.00%, 01/01/2054 (Callable 03/01/2030) (a)		1,000,000	1,069,560
5.25%, 01/01/2054 (Callable 04/01/2029) (a)		5,700,000	6,042,235
State of Alabama Docks Department
5.00%, 10/01/2032 (Callable 10/01/2027) (b)		2,000,000	2,053,516
5.00%, 10/01/2035 (Callable 10/01/2027) (b)		2,000,000	2,038,479
University of South Alabama
5.00%, 11/01/2033 (Callable 11/01/2026)		1,000,000	1,015,768
5.00%, 04/01/2034 (Callable 04/01/2029)		1,005,000	1,065,935
			85,770,425

Alaska - 0.6%
Alaska Housing Finance Corp., 6.00%, 06/01/2054 (Callable 06/01/2033)		2,820,000	3,059,542
Alaska Industrial Development & Export Authority
5.00%, 01/01/2027 (Callable 11/01/2025) (b)		1,845,000	1,846,733
4.25%, 04/01/2031 (Callable 11/01/2025)		185,000	185,110
4.00%, 04/01/2032 (Callable 04/01/2029)		1,885,000	1,935,077
4.00%, 10/01/2035 (Callable 10/01/2029)		2,000,000	2,005,743
Alaska Municipal Bond Bank Authority
5.00%, 12/01/2027 (b)		400,000	416,666
5.00%, 12/01/2028 (Callable 12/01/2026) (b)		615,000	627,286
CIVICVentures/AK, 5.00%, 09/01/2034		5,215,000	5,827,139
Southeast Alaska Power Agency, 5.25%, 06/01/2029 (Callable 11/01/2025)		150,000	150,278
University of Alaska, 5.00%, 10/01/2028 (Callable 10/01/2025)		110,000	110,000
			16,163,574

Arizona - 1.7%
Arizona Industrial Development Authority
3.17%, 10/01/2025		30,000	30,000
4.00%, 07/15/2026 (c)		125,000	124,736
5.00%, 10/01/2028		110,000	115,221
5.00%, 11/01/2028 (Callable 05/01/2028)		765,000	804,589
4.75%, 12/15/2028 (Callable 12/15/2026) (c)		820,000	828,038
5.00%, 10/01/2029		10,000	10,619
1.78%, 09/01/2030 (a)(c)(d)		2,667,600	2,602,881
5.00%, 10/01/2030 (Callable 10/01/2029)		140,000	146,785
5.00%, 10/01/2030 (Callable 10/01/2026) (c)		105,000	104,337
4.00%, 07/15/2032 (Callable 07/15/2029) (c)		450,000	434,073
3.63%, 05/20/2033		2,521,098	2,490,779
4.00%, 07/15/2035 (Callable 07/15/2029) (c)		255,000	234,068
4.00%, 11/01/2035 (Callable 11/01/2031)		1,000,000	994,733
4.00%, 07/15/2036 (Callable 07/15/2029) (c)		495,000	444,851
5.25%, 11/01/2048 (Callable 11/01/2032)		1,500,000	1,529,033
Chandler Industrial Development Authority, 5.00%, 09/01/2052 (Callable 03/05/2027) (a)(b)		4,430,000	4,505,280
City of Phoenix Civic Improvement Corp.
5.00%, 07/01/2037 (Callable 07/01/2027)		1,500,000	1,536,761
5.25%, 07/01/2047 (Callable 07/01/2033)		1,000,000	1,065,686
Glendale Industrial Development Authority
4.00%, 05/15/2027 (Callable 10/22/2025)		175,000	173,939
2.13%, 07/01/2033 (Callable 07/01/2029) (b)		100,000	84,408
Industrial Development Authority of the City of Phoenix Arizona
2.95%, 07/01/2026 (Callable 11/01/2025)		345,000	343,226
5.00%, 07/01/2035 (Callable 11/01/2025) (c)		1,500,000	1,500,050
Maricopa County Industrial Development Authority
2.10%, 07/01/2026 (c)		325,000	318,378
5.00%, 07/01/2026		680,000	688,123
5.00%, 07/01/2027		710,000	731,522
5.25%, 07/01/2033 (Callable 07/01/2030) (c)		725,000	728,636
4.00%, 07/01/2034 (Callable 07/01/2031)		1,820,000	1,783,943
5.00%, 01/01/2035 (Callable 01/01/2027)		1,110,000	1,133,627
5.00%, 01/01/2038 (Callable 01/01/2027)		3,120,000	3,171,773
5.00%, 12/01/2041 (Callable 06/01/2034)		3,305,000	3,455,695
5.00%, 09/01/2042 (Callable 09/01/2028)		6,000,000	6,083,575
McAllister Academic Village LLC, 5.00%, 07/01/2035 (Callable 07/01/2026)		2,500,000	2,527,888
Salt River Project Agricultural Improvement & Power District, 5.00%, 01/01/2037 (Callable 01/01/2028)		2,000,000	2,076,635
Salt Verde Financial Corp., 5.25%, 12/01/2026		4,000,000	4,080,884
			46,884,772

Arkansas - 0.6%
Arkansas Development Finance Authority
5.00%, 02/01/2030		1,000,000	1,057,645
5.00%, 02/01/2031		1,150,000	1,224,299
0.00%, 07/01/2036 (e)		4,010,000	2,525,167
4.33%, 09/01/2044 (Callable 10/01/2025) (a)		4,777,000	4,777,000
5.00%, 07/01/2054 (Callable 07/01/2033)		975,000	1,025,864
Batesville Public Facilities Board, 5.00%, 06/01/2027		500,000	503,300
City of Heber Springs AR Sales & Use Tax, 1.63%, 06/01/2047 (Callable 06/01/2028)		255,000	250,640
City of Paragould AR Water Sewer & Electric Revenue, 2.38%, 12/01/2041 (Callable 12/01/2027)		1,965,000	1,403,647
City of Prairie Grove AR, 1.75%, 06/01/2051 (Callable 12/01/2026)		65,000	62,925
City of West Memphis AR Public Utility System Revenue, 3.00%, 12/01/2041 (Callable 12/01/2028)		605,000	491,467
County of Pulaski AR, 5.00%, 03/01/2030 (Callable 09/01/2026)		40,000	40,771
Henderson State University, 3.63%, 11/01/2033 (Callable 11/01/2025)		55,000	54,909
Hot Springs School District No 6, 2.00%, 06/01/2033 (Callable 12/01/2026)		3,015,000	2,601,743
Lonoke School District No 1, 2.25%, 02/01/2030 (Callable 11/01/2025)		255,000	245,653
University of Arkansas, 5.00%, 11/01/2043 (Callable 11/01/2028)		1,035,000	1,057,025
			17,322,055

California - 3.9%
Burbank Unified School District, 4.50%, 08/01/2037 (Callable 08/01/2028)		25,000	25,694
California Community Choice Financing Authority
5.00%, 04/01/2029		500,000	529,414
5.00%, 05/01/2029		1,285,000	1,369,852
5.00%, 04/01/2030		1,000,000	1,073,792
5.00%, 10/01/2030		1,050,000	1,134,844
5.00%, 11/01/2031		1,575,000	1,708,570
5.25%, 01/01/2054 (Callable 10/01/2030) (a)		1,375,000	1,467,004
5.00%, 01/01/2056 (Callable 05/01/2033) (a)		5,000,000	5,578,154
5.00%, 03/01/2056 (Callable 08/01/2035) (a)		6,000,000	6,579,242
California Enterprise Development Authority
5.00%, 06/01/2026		200,000	203,154
5.00%, 06/01/2027		440,000	458,803
5.00%, 06/01/2028		230,000	245,717
California Health Facilities Financing Authority, 4.00%, 03/01/2033 (Callable 10/22/2025)		1,635,000	1,635,012
California Housing Finance Agency
5.20%, 12/01/2027 (Callable 06/01/2027) (c)		2,500,000	2,550,756
3.75%, 03/25/2035		3,764,987	3,789,650
4.38%, 09/20/2036		1,468,155	1,500,136
3.60%, 08/01/2063 (Callable 02/01/2026) (a)		1,000,000	1,002,161
California Infrastructure & Economic Development Bank
4.00%, 11/01/2039 (Callable 11/01/2031)		630,000	604,821
3.59% (SIFMA Municipal Swap Index + 0.70%), 12/01/2050 (Callable 10/22/2025)		200,000	199,172
California Municipal Finance Authority, 3.38%, 09/01/2050 (Callable 06/05/2028) (a)(b)		3,700,000	3,677,106
California Public Finance Authority, 6.50%, 06/01/2054 (Callable 06/01/2031) (c)		1,500,000	1,440,641
California School Finance Authority, 5.00%, 08/01/2029 (Callable 11/01/2025) (c)		275,000	275,175
California Statewide Communities Development Authority, 5.00%, 05/15/2034 (Callable 05/15/2026)		100,000	101,009
Calipatria Unified School District, 0.00%, 08/01/2027 (e)		165,000	155,830
Cathedral City Public Financing Authority, 0.00%, 08/01/2032 (e)		1,085,000	866,422
City of Los Angeles Department of Airports
5.00%, 05/15/2029 (Callable 05/15/2027) (b)		1,375,000	1,419,636
5.00%, 05/15/2035 (Callable 05/15/2027) (b)		2,130,000	2,173,642
City of Sacramento CA Water Revenue, 4.00%, 09/01/2036 (Callable 09/01/2027)		100,000	100,991
East County Advanced Water Purification Joint Powers Authority, 3.13%, 09/01/2026 (Callable 06/01/2026)		4,000,000	4,018,802
Federal Home Loan Mortgage Corp.
3.35%, 11/25/2033		2,547,183	2,441,741
4.00%, 12/25/2036 (a)		1,945,829	1,950,964
Freddie Mac Multifamily ML Certificates
2.88%, 07/25/2036		2,921,816	2,716,483
2.25%, 09/25/2037		5,160,455	4,360,809
3.16%, 12/25/2038 (a)		4,216,010	3,720,919
Inglewood Unified School District
5.00%, 08/01/2035		1,000,000	1,153,589
5.50%, 08/01/2036 (Callable 08/01/2035)		1,000,000	1,191,691
5.50%, 08/01/2038 (Callable 08/01/2035)		1,500,000	1,749,790
5.50%, 08/01/2039 (Callable 08/01/2035)		1,550,000	1,792,791
Inglewood Unified School District School Facilities Financing Authority, 5.25%, 10/15/2026		545,000	547,916
Irvine Facilities Financing Authority, 5.25%, 05/01/2043 (Callable 05/01/2026)		2,000,000	2,010,445
Long Beach Bond Finance Authority, 4.43% (3 mo. Term SOFR + 1.43%), 11/15/2026		700,000	703,656
Los Angeles Department of Water & Power
5.00%, 07/01/2034 (Callable 01/01/2029)		735,000	772,865
5.00%, 07/01/2037 (Callable 07/01/2029)		1,400,000	1,460,785
5.00%, 07/01/2038 (Callable 01/01/2027)		435,000	440,469
5.00%, 07/01/2041 (Callable 01/01/2032)		545,000	575,100
5.25%, 07/01/2046 (Callable 01/01/2035)		1,000,000	1,068,114
5.00%, 07/01/2053 (Callable 01/01/2035)		4,000,000	4,127,405
Los Angeles Unified School District/CA, 5.25%, 07/01/2042 (Callable 01/01/2028)		7,550,000	7,770,712
Madera Unified School District, 0.00%, 08/01/2031 (e)		2,725,000	2,300,505
Mayers Memorial Hospital District
0.00%, 08/01/2026 (e)		230,000	221,899
0.00%, 08/01/2029 (e)		165,000	140,586
0.00%, 08/01/2032 (e)		210,000	153,776
0.00%, 08/01/2034 (e)		260,000	167,192
Norman Y Mineta San Jose International Airport SJC
5.00%, 03/01/2036 (Callable 03/01/2027) (b)		2,230,000	2,262,092
5.00%, 03/01/2037 (Callable 03/01/2027) (b)		2,000,000	2,025,119
Oxnard School District, 5.00%, 08/01/2045 (Callable 08/01/2026) (d)		85,000	85,528
Pleasanton Unified School District, 5.25%, 06/01/2041 (Callable 10/22/2025)		25,000	25,022
River Islands Public Financing Authority
5.00%, 09/01/2045 (Callable 09/01/2032)		1,075,000	1,145,406
5.00%, 09/01/2050 (Callable 09/01/2032)		1,735,000	1,816,037
Sacramento County Water Financing Authority, 3.52% (3 mo. Term SOFR + 0.55%), 06/01/2034 (Callable 11/01/2025)		2,480,000	2,420,114
San Diego Public Facilities Financing Authority, 5.00%, 08/01/2037 (Callable 08/01/2026)		2,000,000	2,016,618
San Ysidro School District, 0.00%, 08/01/2027 (e)		50,000	47,366
Southern California Public Power Authority, 5.00%, 07/01/2053 (Callable 01/01/2029) (a)		2,000,000	2,121,910
University of California, 5.00%, 05/15/2039 (Callable 05/15/2030)		4,120,000	4,411,483
Yorba Linda Redevelopment Agency Successor Agency, 0.00%, 09/01/2026 (e)		315,000	305,684
			108,107,783

Colorado - 3.0%
Adams County School District No 14, 5.50%, 12/01/2042 (Callable 12/01/2034)		2,125,000	2,362,007
Arapahoe County School District No 6 Littleton, 5.50%, 12/01/2043 (Callable 12/01/2028)		3,260,000	3,421,079
Arkansas River Power Authority
5.88%, 10/01/2026		545,000	552,583
5.00%, 10/01/2029 (Callable 10/01/2028)		725,000	756,386
5.00%, 10/01/2032 (Callable 10/01/2028)		1,000,000	1,035,431
Baseline Metropolitan District No 1, 4.25%, 12/01/2054 (Callable 12/01/2029)		1,350,000	1,263,766
City & County of Denver CO Airport System Revenue, 5.00%, 12/01/2031 (Callable 12/01/2028) (b)		1,500,000	1,578,505
City & County of Denver CO Pledged Excise Tax Revenue, 5.00%, 08/01/2044 (Callable 08/01/2026)		1,250,000	1,254,554
City of Aurora CO, 5.00%, 12/01/2054 (Callable 12/01/2035)		1,250,000	1,279,213
Colorado Bridge Enterprise, 4.00%, 06/30/2029 (Callable 12/31/2027) (b)		3,410,000	3,450,338
Colorado Educational & Cultural Facilities Authority
5.00%, 01/15/2027		105,000	107,917
5.00%, 01/15/2028		275,000	288,182
5.00%, 10/01/2028 (Callable 11/01/2025)		1,950,000	1,853,432
5.00%, 01/15/2029		325,000	346,807
3.00%, 10/01/2029 (Callable 11/01/2025)		200,000	173,307
5.00%, 01/15/2030		395,000	428,382
2.00%, 09/01/2030 (Callable 09/01/2028)		345,000	324,889
5.00%, 10/01/2030 (Callable 11/01/2025)		100,000	91,981
5.00%, 06/01/2031		245,000	269,249
5.00%, 07/01/2031		110,000	119,945
5.00%, 06/01/2032		170,000	188,089
5.00%, 07/01/2032		230,000	251,094
5.00%, 06/01/2033		270,000	299,880
5.00%, 07/01/2033		195,000	212,740
3.25%, 10/01/2033 (Callable 11/01/2025)		125,000	95,478
5.00%, 06/01/2034		285,000	316,864
5.00%, 01/15/2035 (Callable 01/15/2034)		375,000	417,063
5.00%, 06/01/2035		250,000	277,145
5.00%, 07/01/2035 (Callable 07/01/2034)		165,000	178,494
3.38%, 10/01/2035 (Callable 11/01/2025)		200,000	144,016
5.00%, 01/15/2036 (Callable 01/15/2034)		350,000	386,109
5.00%, 07/01/2036 (Callable 07/01/2034)		135,000	145,364
5.00%, 01/15/2037 (Callable 01/15/2034)		365,000	399,553
5.00%, 07/01/2037 (Callable 07/01/2034)		145,000	154,996
5.00%, 01/15/2038 (Callable 01/15/2034)		280,000	304,121
5.00%, 12/01/2038 (Callable 12/01/2028)		1,110,000	1,135,833
5.00%, 01/15/2039 (Callable 01/15/2034)		300,000	323,198
5.00%, 07/01/2039 (Callable 07/01/2034)		220,000	231,822
6.38%, 03/15/2040 (Callable 11/01/2025)		1,125,000	1,114,442
5.00%, 07/01/2040 (Callable 07/01/2035)		750,000	792,829
Colorado Health Facilities Authority
2.13%, 05/15/2028 (Callable 11/01/2025)		690,000	669,047
5.00%, 08/01/2028		490,000	518,703
2.63%, 05/15/2029 (Callable 11/01/2025)		895,000	856,569
3.50%, 05/15/2030 (Callable 11/01/2025)		1,500,000	1,428,222
5.25%, 05/15/2032 (Callable 05/15/2027)		550,000	561,842
5.25%, 11/01/2034 (Callable 11/01/2032)		1,000,000	1,119,211
5.00%, 08/01/2044 (Callable 08/01/2029)		2,495,000	2,516,386
5.00%, 11/15/2059 (a)		2,010,000	2,184,312
3.44% (SIFMA Municipal Swap Index + 0.55%), 05/15/2061 (Callable 02/17/2026)		1,000,000	993,951
5.00%, 05/15/2062 (Callable 02/17/2026) (a)		4,000,000	4,073,202
Colorado Housing and Finance Authority
3.50%, 11/01/2043 (Callable 05/01/2026) (a)		1,500,000	1,504,325
6.25%, 05/01/2055 (Callable 05/01/2033)		4,000,000	4,507,670
Colorado Springs School District No 11 Facilities Corp., 5.00%, 12/15/2043 (Callable 12/15/2033)		1,345,000	1,404,781
Denver City & County Housing Authority, 5.00%, 07/01/2027 (Callable 07/01/2026)		2,000,000	2,028,699
Denver City & County School District No 1
5.50%, 12/01/2046 (Callable 12/01/2034)		2,320,000	2,563,746
5.50%, 12/01/2049 (Callable 12/01/2034)		4,055,000	4,444,769
Denver Health & Hospital Authority
4.00%, 12/01/2028 (Callable 11/01/2025)		100,000	100,036
5.00%, 12/01/2029 (Callable 12/01/2028)		500,000	527,511
5.00%, 12/01/2030 (Callable 12/01/2028)		350,000	368,304
5.00%, 12/01/2031 (Callable 12/01/2028)		375,000	392,685
Fossil Ridge Metropolitan District No 3
5.00%, 12/01/2032 (Callable 12/01/2030)		250,000	279,886
5.00%, 12/01/2033 (Callable 12/01/2030)		430,000	478,419
5.00%, 12/01/2037 (Callable 12/01/2030)		200,000	217,187
5.00%, 12/01/2038 (Callable 12/01/2030)		250,000	270,429
5.00%, 12/01/2039 (Callable 12/01/2030)		250,000	268,987
Prairie Center Metropolitan District No 7, 4.13%, 12/15/2036 (Callable 12/15/2025)		35,000	33,980
Regional Transportation District Sales Tax Revenue, 5.00%, 11/01/2040 (Callable 11/01/2026)		4,945,000	4,991,820
State of Colorado, 5.25%, 03/15/2042 (Callable 03/15/2027)		6,900,000	6,979,077
Timnath Ranch Metropolitan District No 4
5.00%, 12/01/2039 (Callable 12/01/2034)		600,000	633,832
5.00%, 12/01/2044 (Callable 12/01/2034)		800,000	817,006
Town of Vail CO, 5.25%, 12/01/2050 (Callable 06/01/2035)		1,000,000	1,047,466
Vauxmont Metropolitan District, 3.25%, 12/15/2050 (Callable 10/22/2025)		1,490,000	1,146,281
Weld County School District No 6 Greeley, 5.00%, 12/01/2035 (Callable 12/01/2029)		2,350,000	2,519,986
Windy Gap Firming Project Water Activity Enterprise, 5.00%, 07/15/2046 (Callable 07/15/2031)		2,000,000	2,055,786
			82,831,196

Connecticut - 1.1%
City of New Haven CT, 5.00%, 08/01/2027		550,000	574,029
City of Waterbury CT, 5.00%, 11/15/2042 (Callable 11/15/2027)		500,000	508,780
Connecticut Housing Finance Authority
1.65%, 05/15/2028 (b)		1,230,000	1,160,904
3.30%, 11/15/2039 (Callable 11/15/2028)		845,000	766,070
4.80%, 05/01/2043		3,250,000	3,308,430
3.50%, 11/15/2045 (Callable 05/15/2029)		695,000	694,509
Connecticut State Health & Educational Facilities Authority
3.50%, 07/01/2026		825,000	819,364
5.00%, 07/01/2027 (Callable 07/01/2026)		60,000	60,341
2.95%, 07/01/2049 (a)		2,000,000	2,003,580
2.80%, 07/01/2057 (a)		1,000,000	999,265
Connecticut State Higher Education Supplement Loan Authority
5.00%, 11/15/2029 (b)		1,080,000	1,150,948
5.00%, 11/15/2030 (b)		1,075,000	1,157,471
5.00%, 11/15/2031 (b)		750,000	812,626
5.00%, 11/15/2032 (b)		320,000	343,796
5.00%, 11/15/2045 (Callable 05/05/2026) (a)(b)		2,000,000	2,013,631
Stamford Housing Authority, 4.75%, 10/01/2032		2,000,000	2,059,361
State of Connecticut, 5.00%, 04/15/2035 (Callable 04/15/2029)		6,300,000	6,706,551
State of Connecticut Special Tax Revenue, 5.00%, 10/01/2036 (Callable 10/01/2028)		4,815,000	5,049,219
			30,188,875

Delaware - 0.1%
State of Delaware, 5.00%, 02/01/2034 (Callable 02/01/2028)		2,000,000	2,097,717

District of Columbia - 1.3%
District of Columbia
5.00%, 07/01/2027		125,000	129,199
5.00%, 06/01/2033 (Callable 06/01/2027)		3,320,000	3,438,336
5.00%, 04/01/2035 (Callable 04/01/2027)		795,000	815,012
5.00%, 06/01/2041 (Callable 12/01/2026)		1,000,000	1,004,889
5.00%, 07/01/2042 (Callable 07/01/2032)		2,000,000	1,939,003
District of Columbia Housing Finance Agency
5.00%, 03/01/2029 (Callable 02/01/2028) (a)		1,750,000	1,827,780
4.10%, 09/01/2046 (a)		3,000,000	3,132,820
District of Columbia Income Tax Revenue, 5.50%, 07/01/2047 (Callable 07/01/2032)		6,585,000	7,025,185
District of Columbia Water & Sewer Authority
4.00%, 10/01/2040 (Callable 04/01/2032)		100,000	100,033
3.00%, 10/01/2057 (Callable 07/01/2027) (a)		1,180,000	1,173,008
Metropolitan Washington Airports Authority Aviation Revenue
5.00%, 10/01/2028 (Callable 10/01/2027) (b)		2,000,000	2,080,698
5.00%, 10/01/2032 (Callable 10/01/2026) (b)		1,170,000	1,188,263
5.00%, 10/01/2033 (Callable 10/01/2028) (b)		500,000	520,924
5.00%, 10/01/2034 (Callable 10/01/2026) (b)		5,295,000	5,362,104
5.00%, 10/01/2037 (Callable 10/01/2027) (b)		1,000,000	1,017,052
Washington Metropolitan Area Transit Authority, 5.00%, 07/01/2038 (Callable 07/01/2027)		3,000,000	3,073,150
Washington Metropolitan Area Transit Authority Dedicated Revenue, 5.00%, 07/15/2045 (Callable 07/15/2030)		2,500,000	2,575,089
			36,402,545

Florida - 3.9%
Broward County Housing Finance Authority, 5.00%, 10/01/2038		2,976,556	3,124,708
Capital Projects Finance Authority/FL, 5.00%, 10/01/2027		1,000,000	1,032,756
Capital Trust Agency, Inc., 3.38%, 07/01/2031 (c)		835,000	806,724
City of Apopka FL Utility System Revenue, 4.00%, 10/01/2026 (Callable 11/01/2025)		250,000	250,273
City of Cape Coral FL Water & Sewer Revenue
5.00%, 10/01/2036 (Callable 10/01/2033)		325,000	359,883
5.00%, 10/01/2037 (Callable 10/01/2033)		520,000	570,770
5.00%, 10/01/2038 (Callable 10/01/2033)		325,000	354,388
5.65%, 03/01/2054 (Callable 03/01/2033)		3,715,000	3,955,888
City of Deerfield Beach FL, 5.25%, 12/01/2041 (Callable 12/01/2028)		1,020,000	1,060,600
City of Miami Beach FL Stormwater Revenue, 5.00%, 09/01/2041 (Callable 11/01/2025)		375,000	375,413
City of Miami FL, 5.00%, 01/01/2032 (Callable 01/01/2028) (c)		1,850,000	1,929,078
City Of South Miami Health Facilities Authority, Inc., 5.00%, 08/15/2065 (Callable 05/15/2030) (a)		2,500,000	2,747,408
City of Tallahassee FL, 5.00%, 12/01/2027 (Callable 12/01/2025)		500,000	501,331
City of Tampa FL, 5.00%, 07/01/2037 (Callable 07/01/2026)		5,085,000	5,133,941
Collier County Industrial Development Authority, 5.00%, 10/01/2054 (Callable 10/01/2030) (a)		1,250,000	1,368,623
County of Broward FL Airport System Revenue, 5.00%, 10/01/2032 (Callable 10/01/2029) (b)		2,000,000	2,120,342
County of Miami-Dade FL
0.00%, 10/01/2034 (e)		1,000,000	734,819
0.00%, 10/01/2035 (e)		1,000,000	698,277
County of Miami-Dade FL Aviation Revenue, 5.00%, 10/01/2032 (b)		8,080,000	8,980,783
County of Miami-Dade FL Rickenbacker Causeway Revenue, 5.00%, 10/01/2031 (Callable 11/01/2025)		160,000	160,238
County of Miami-Dade Seaport Department, 4.00%, 10/01/2040 (Callable 10/01/2031) (b)		115,000	112,033
County of Okaloosa FL, 5.50%, 05/15/2045 (Callable 05/15/2032) (c)		1,250,000	1,259,869
County of Osceola FL Transportation Revenue, 0.00%, 10/01/2029 (e)		800,000	690,541
County of Palm Beach FL, 5.00%, 04/01/2029 (c)		1,045,000	1,065,616
Florida Development Finance Corp.
5.25%, 06/15/2029 (Callable 06/15/2027) (c)		3,450,000	3,464,820
5.00%, 08/15/2032 (c)		1,365,000	1,359,171
5.00%, 02/01/2035 (Callable 02/01/2032)		1,000,000	1,055,353
Florida Higher Educational Facilities Financing Authority
5.00%, 04/01/2033 (Callable 04/01/2026)		1,475,000	1,488,890
5.00%, 07/01/2035 (Callable 07/01/2033) (c)		3,600,000	3,588,746
Florida Housing Finance Corp.
4.20%, 01/01/2045 (Callable 01/01/2028)		55,000	53,932
6.25%, 01/01/2055 (Callable 07/01/2033)		1,240,000	1,364,917
6.25%, 07/01/2056 (Callable 01/01/2034)		4,000,000	4,488,847
Florida Insurance Assistance Interlocal Agency, Inc., 3.63%, 09/01/2032 (Callable 10/01/2025) (a)		3,000,000	3,000,000
Florida Local Government Finance Commission
4.20%, 11/15/2030 (Callable 11/15/2027) (c)		1,500,000	1,510,429
5.50%, 11/15/2035 (Callable 11/15/2032) (c)		1,000,000	1,033,080
Greater Orlando Aviation Authority
5.00%, 10/01/2029 (Callable 11/01/2025) (b)		1,005,000	1,006,534
5.00%, 10/01/2031 (Callable 10/01/2027) (b)		3,795,000	3,916,991
5.00%, 10/01/2036 (Callable 10/01/2027) (b)		1,000,000	1,019,599
5.00%, 10/01/2042 (Callable 10/01/2027) (b)		2,225,000	2,237,148
Highlands County Health Facilities Authority, 2.91%, 11/15/2037 (Callable 11/01/2025) (a)		2,000,000	2,000,000
Hillsborough County Housing Finance Authority, 5.00%, 12/01/2042 (Callable 06/01/2038)		2,000,000	2,056,175
Jacksonville Housing Authority, 5.00%, 02/01/2034 (Callable 02/01/2033)		1,000,000	1,072,669
Miami-Dade County Housing Finance Authority
3.55%, 01/01/2027 (a)		2,645,000	2,647,192
3.40%, 04/01/2041 (Callable 10/22/2025) (a)		1,450,000	1,450,287
Orlando Utilities Commission, 1.25%, 10/01/2046 (Callable 04/01/2028) (a)		2,100,000	1,910,349
Osceola County Housing Finance Authority, 3.40%, 04/01/2028 (a)		5,300,000	5,336,418
Pasco County School Board, 5.00%, 08/01/2046 (Callable 08/01/2031)		500,000	514,739
Pinellas County Industrial Development Authority, 5.00%, 07/01/2039 (Callable 07/01/2029)		1,000,000	986,824
Putnam County Development Authority/FL, 5.00%, 03/15/2042 (Callable 05/01/2028)		4,500,000	4,567,876
Sarasota County Health Facilities Authority, 4.00%, 05/15/2028 (Callable 11/01/2025)		45,000	45,139
Seminole County School Board, 5.00%, 07/01/2034 (Callable 07/01/2026)		1,150,000	1,166,226
Southeast Overtown Park West Community Redevelopment Agency
5.00%, 03/01/2033		2,500,000	2,801,866
5.25%, 03/01/2042 (Callable 03/01/2035)		2,300,000	2,459,056
St Johns County Housing Finance Authority, 5.50%, 12/01/2028 (Callable 06/01/2026) (a)(c)		2,500,000	2,500,895
Tradition Community Development District No 1, 4.00%, 05/01/2028 (Callable 11/01/2025)		1,495,000	1,496,549
Village Community Development District No 8, 4.50%, 05/01/2039 (Callable 05/01/2030)		1,765,000	1,807,482
Volusia County Educational Facility Authority
5.00%, 06/01/2029		550,000	582,989
5.00%, 06/01/2030		500,000	536,730
			105,922,220

Georgia - 2.5%
Atlanta Urban Residential Finance Authority, 4.75%, 05/01/2043		3,000,000	3,000,687
Bartow County Development Authority, 3.95%, 12/01/2032 (a)		1,000,000	1,025,600
Carrollton Payroll Development Authority, 5.00%, 07/01/2029		200,000	217,217
Clayton County Development Authority, 4.00%, 07/01/2034 (Callable 07/01/2027)		670,000	673,260
Columbus County Housing Authority, 3.30%, 11/01/2028 (a)		1,150,000	1,159,199
Decatur Housing Authority
3.60%, 08/01/2028 (Callable 08/01/2027) (a)		2,020,000	2,048,060
3.25%, 09/01/2028 (Callable 09/01/2027) (a)		2,250,000	2,267,159
DeKalb County Housing Authority
4.00%, 12/01/2033 (Callable 12/01/2030)		5,000,000	5,069,698
4.13%, 12/01/2034 (Callable 12/01/2031)		3,050,000	3,036,342
Development Authority of Burke County, 2.40%, 07/01/2049 (Callable 10/01/2025) (a)		3,520,000	3,520,000
Development Authority of Gwinnett County, 5.00%, 07/01/2040 (Callable 07/01/2027)		3,010,000	3,046,895
Development Authority of Heard County, 2.50%, 09/01/2029 (Callable 10/01/2025) (a)		6,600,000	6,600,000
Gainesville & Hall County Development Authority, 2.50%, 11/15/2033 (Callable 11/01/2025) (a)		4,000,000	4,000,000
Georgia Housing & Finance Authority
5.05%, 12/01/2045 (Callable 06/01/2033)		2,600,000	2,663,810
2.50%, 06/01/2050 (Callable 06/10/2030)		3,350,000	2,320,506
6.50%, 12/01/2055 (Callable 01/01/2034)		3,000,000	3,418,294
Georgia Municipal Association, Inc., 4.00%, 01/01/2050 (Callable 01/01/2035)		2,000,000	1,854,768
Gwinnett County School District, 5.00%, 02/01/2040 (Callable 02/01/2029)		3,500,000	3,645,327
Main Street Natural Gas, Inc.
5.00%, 12/01/2028		1,400,000	1,472,811
5.00%, 12/01/2033		2,500,000	2,715,292
5.00%, 05/15/2034 (Callable 05/15/2029)		3,345,000	3,503,829
4.00%, 07/01/2052 (Callable 06/01/2027) (a)		1,175,000	1,199,706
5.00%, 06/01/2053 (Callable 03/01/2030) (a)		2,400,000	2,556,917
5.00%, 07/01/2053 (Callable 12/01/2029) (a)		2,500,000	2,689,800
Savannah Georgia Convention Center Authority
5.00%, 06/01/2034		300,000	336,808
5.00%, 06/01/2035		275,000	308,735
5.00%, 06/01/2036 (Callable 06/01/2035)		460,000	510,908
5.00%, 06/01/2037 (Callable 06/01/2035)		200,000	219,976
5.50%, 06/01/2044 (Callable 06/01/2035)		550,000	591,612
South Regional Joint Development Authority, 5.00%, 08/01/2035 (Callable 08/01/2026)		2,020,000	2,048,749
			67,721,965

Guam - 0.1%
Guam Government Waterworks Authority
5.00%, 07/01/2034		780,000	867,933
5.00%, 07/01/2035		610,000	676,339
5.25%, 07/01/2039 (Callable 07/01/2035)		1,000,000	1,079,307
			2,623,579

Hawaii - 0.2%
City & County of Honolulu HI, 4.00%, 10/01/2031 (Callable 10/28/2025)		3,000,000	3,002,972
State of Hawaii Airports System Revenue, 5.00%, 08/01/2027 (Callable 10/22/2025) (b)		2,685,000	2,687,889
			5,690,861

Idaho - 0.6%
Boise-Kuna Irrigation District, 5.00%, 06/01/2031 (Callable 10/22/2025)		2,090,000	2,091,905
Idaho Housing & Finance Association
3.00%, 05/01/2032		1,075,000	1,025,118
3.00%, 05/01/2032		890,000	857,256
3.00%, 05/01/2042 (Callable 05/01/2032)		425,000	327,281
5.00%, 05/01/2044 (Callable 05/01/2032)		425,000	427,803
5.75%, 05/01/2048 (Callable 05/01/2031)		500,000	519,966
5.00%, 05/01/2049 (Callable 05/01/2032)		665,000	658,905
6.00%, 07/01/2054 (Callable 01/01/2033)		4,805,000	5,315,230
5.75%, 05/01/2058 (Callable 05/01/2031)		500,000	515,096
Southern Idaho Regional Solid Waste District, 4.00%, 03/01/2028 (Callable 09/01/2027)		5,650,000	5,706,134
			17,444,694

Illinois - 6.9%
Berwyn Municipal Securitization Corp., 5.00%, 01/01/2035 (Callable 01/01/2029)		3,630,000	3,821,080
Central Lake County Joint Action Water Agency, 4.00%, 05/01/2032 (Callable 05/01/2026)		1,080,000	1,084,511
Champaign & Piatt Counties Community Unit School District No 3, 3.50%, 09/01/2029 (Callable 11/01/2025)		180,000	180,023
Chicago Board of Education, 0.00%, 12/01/2025 (e)		1,000,000	993,943
Chicago Board of Education Dedicated Capital Improvement Tax, 5.25%, 04/01/2034 (Callable 04/01/2033)		1,000,000	1,094,233
Chicago O'Hare International Airport
5.00%, 01/01/2030 (b)		6,850,000	7,354,878
5.00%, 01/01/2031 (Callable 01/01/2027) (b)		1,000,000	1,021,361
5.00%, 01/01/2032 (Callable 01/01/2027) (b)		3,460,000	3,507,504
5.00%, 01/01/2033 (Callable 01/01/2027) (b)		1,500,000	1,527,549
5.00%, 01/01/2034 (Callable 01/01/2026) (b)		975,000	977,764
5.00%, 01/01/2035 (Callable 01/01/2026) (b)		805,000	806,929
5.00%, 01/01/2036 (Callable 01/01/2032) (b)		500,000	535,346
5.50%, 01/01/2055 (Callable 01/01/2032) (b)		1,255,000	1,299,412
Chicago Park District
5.00%, 01/01/2032 (Callable 01/01/2026)		1,250,000	1,255,209
5.25%, 01/01/2042 (Callable 01/01/2033)		1,255,000	1,324,680
City of Chicago IL
0.00%, 01/01/2029 (e)		4,125,000	3,706,852
3.40%, 06/01/2029 (Callable 06/01/2028) (a)		3,000,000	3,039,454
6.00%, 01/01/2046 (Callable 01/01/2034)		2,000,000	2,164,554
City of Chicago IL Wastewater Transmission Revenue
5.25%, 01/01/2042 (Callable 01/01/2027)		3,000,000	3,079,177
5.25%, 01/01/2043 (Callable 07/01/2032)		1,000,000	1,051,136
City of Chicago IL Waterworks Revenue
5.00%, 11/01/2027 (Callable 11/01/2026)		100,000	102,644
5.00%, 11/01/2029 (Callable 11/01/2026)		1,445,000	1,477,340
5.00%, 11/01/2031 (Callable 11/01/2026)		1,845,000	1,883,784
5.25%, 11/01/2034 (Callable 11/01/2027)		1,230,000	1,274,018
City of Hillsboro IL
5.00%, 12/01/2040 (Callable 12/01/2034)		425,000	458,375
5.00%, 12/01/2045 (Callable 12/01/2034)		725,000	748,136
City of Kankakee IL
5.00%, 01/01/2028		125,000	130,788
5.00%, 01/01/2029		140,000	149,031
5.00%, 01/01/2030		375,000	404,290
5.00%, 01/01/2031		395,000	429,854
5.00%, 01/01/2035		480,000	529,065
5.00%, 01/01/2036 (Callable 01/01/2035)		505,000	550,256
5.00%, 01/01/2037 (Callable 01/01/2035)		505,000	544,924
5.00%, 01/01/2039 (Callable 01/01/2035)		200,000	213,338
5.00%, 01/01/2041 (Callable 01/01/2035)		340,000	357,431
5.00%, 01/01/2043 (Callable 01/01/2035)		470,000	484,772
5.00%, 01/01/2045 (Callable 01/01/2035)		480,000	487,906
City of Kankakee IL Waterworks & Sewerage System
5.00%, 05/01/2026		255,000	257,705
5.00%, 05/01/2027		430,000	443,011
5.00%, 05/01/2029		425,000	452,313
5.00%, 05/01/2031		570,000	618,853
City of Mount Vernon IL, 4.00%, 12/15/2032 (Callable 06/15/2030)		3,200,000	3,286,979
Cook County Community College District No 524 Moraine Valley, 3.00%, 06/01/2038 (Callable 06/01/2030)		530,000	478,077
Cook County Community Consolidated School District No 21 Wheeling, 3.00%, 12/01/2035 (Callable 12/01/2028)		830,000	773,267
Cook County Community Consolidated School District No 65 Evanston, 4.00%, 12/01/2030 (Callable 12/01/2028)		1,075,000	1,106,999
Cook County School District No 111 Burbank, 5.00%, 12/01/2032 (Callable 12/01/2027)		1,250,000	1,297,332
Cook County School District No 144 Prairie Hills, 0.00%, 12/01/2027 (e)		35,000	32,828
Illinois Finance Authority
5.00%, 10/01/2025		150,000	150,000
5.00%, 03/01/2026		900,000	905,719
5.00%, 04/01/2026		200,000	201,789
5.00%, 02/15/2027		420,000	425,700
5.00%, 04/01/2027		305,000	313,310
5.00%, 08/01/2027		400,000	410,231
5.00%, 09/01/2027 (Callable 09/01/2026)		500,000	508,846
5.00%, 08/01/2028		600,000	621,364
5.00%, 02/15/2030 (Callable 08/15/2027)		1,125,000	1,143,898
4.00%, 05/01/2030 (Callable 05/01/2028)		275,000	279,883
5.00%, 05/15/2030 (Callable 10/22/2025)		25,000	25,010
5.00%, 10/01/2030		750,000	802,368
3.00%, 09/01/2031 (Callable 09/01/2026)		1,475,000	1,403,835
5.00%, 10/01/2031 (Callable 10/01/2030)		715,000	759,997
5.00%, 02/15/2032 (Callable 08/15/2027)		500,000	506,280
5.00%, 05/15/2032 (Callable 11/15/2028)		1,195,000	1,254,279
5.00%, 10/01/2032 (Callable 10/01/2030)		750,000	792,849
5.00%, 05/15/2033 (Callable 11/15/2028)		2,000,000	2,091,758
5.00%, 10/01/2033 (Callable 10/01/2030)		1,250,000	1,313,916
5.00%, 03/01/2034 (Callable 03/01/2027)		905,000	921,560
4.04% (SOFR + 1.15%), 11/01/2034 (Callable 03/01/2026)		3,000,000	2,997,151
5.00%, 10/01/2035 (Callable 10/01/2030)		1,325,000	1,378,681
5.00%, 02/15/2037 (Callable 08/15/2027)		1,000,000	1,001,360
4.13%, 11/15/2037 (Callable 11/15/2025)		300,000	288,854
5.25%, 04/01/2039 (Callable 04/01/2034)		1,180,000	1,247,865
5.00%, 11/15/2039 (Callable 10/22/2025)		2,500,000	2,500,516
5.25%, 04/01/2043 (Callable 04/01/2034)		1,335,000	1,424,182
4.80%, 12/01/2043 (Callable 07/01/2033) (a)(b)(c)		2,750,000	2,822,766
Illinois Housing Development Authority
1.70%, 04/01/2031 (Callable 04/01/2029)		1,300,000	1,177,785
2.90%, 08/01/2031 (Callable 02/01/2026)		1,000,000	978,890
2.15%, 10/01/2041 (Callable 04/01/2030)		915,000	646,332
2.90%, 04/01/2045 (Callable 10/01/2025) (a)		500,000	500,000
4.50%, 10/01/2052 (Callable 10/01/2030)		1,055,000	1,083,734
6.25%, 10/01/2054 (Callable 10/01/2032)		3,480,000	3,893,519
Illinois Sports Facilities Authority
5.00%, 06/15/2030 (Callable 06/15/2029)		3,750,000	4,004,134
5.00%, 06/15/2031		2,025,000	2,166,126
5.25%, 06/15/2031 (Callable 10/27/2025)		600,000	601,202
Illinois State Toll Highway Authority, 5.00%, 01/01/2042 (Callable 01/01/2028)		2,225,000	2,263,074
Iroquois County Community Unit School District No 124 Milford
5.00%, 12/01/2031		1,025,000	1,125,770
5.00%, 12/01/2033		985,000	1,091,326
Joliet Park District
5.00%, 02/01/2028		200,000	209,963
5.00%, 02/01/2029		200,000	213,672
5.00%, 02/01/2030		245,000	266,338
5.00%, 02/01/2031		360,000	396,134
5.00%, 02/01/2032		200,000	222,056
Joliet Regional Port District
5.25%, 12/30/2038 (Callable 12/30/2035)		1,085,000	1,190,923
5.25%, 12/30/2039 (Callable 12/30/2035)		1,140,000	1,247,749
Kane & DeKalb Counties Community Unit School District No 301 Burlington, 4.00%, 01/01/2037 (Callable 01/01/2027)		2,000,000	2,003,721
Kankakee & Will Counties Community Unit School District No 5/IL, 4.00%, 05/01/2027 (Callable 11/01/2025)		415,000	415,114
Knox & Warren Counties Community Unit School District No 205 Galesburg, 5.50%, 12/01/2037 (Callable 12/01/2027)		3,000,000	3,099,809
Lake County Consolidated High School District No 120 Mundelein, 5.50%, 12/01/2039 (Callable 12/01/2032)		255,000	276,952
Lockport Township Fire Protection District
5.25%, 01/01/2043 (Callable 01/01/2035)		970,000	1,025,350
5.25%, 01/01/2044 (Callable 01/01/2035)		525,000	551,033
5.25%, 01/01/2045 (Callable 01/01/2035)		575,000	600,803
5.00%, 01/01/2047 (Callable 01/01/2035)		1,025,000	1,036,599
Madison Bond Etc Counties Community Unit School District No 5 Highland
5.50%, 02/01/2032 (Callable 02/01/2030)		575,000	642,149
5.50%, 02/01/2034 (Callable 02/01/2030)		600,000	663,816
5.50%, 02/01/2035 (Callable 02/01/2030)		570,000	628,202
Madison County Community Unit School District No 8 Bethalto, 4.00%, 12/01/2032 (Callable 12/01/2028)		1,000,000	1,020,475
Marshall Putnam & Bureau Counties Community Unit School District No 5 Henry
5.00%, 12/01/2036 (Callable 12/01/2034)		685,000	753,782
5.00%, 12/01/2037 (Callable 12/01/2034)		580,000	632,500
5.00%, 12/01/2038 (Callable 12/01/2034)		830,000	895,443
5.00%, 12/01/2040 (Callable 12/01/2034)		855,000	905,950
5.00%, 12/01/2041 (Callable 12/01/2034)		475,000	498,020
McLean County Community Unit School District No 19 Ridgeview, 6.00%, 12/01/2045 (Callable 12/02/2025) (a)(d)		7,750,000	7,774,249
Metropolitan Pier & Exposition Authority
0.00%, 06/15/2026 (e)		200,000	195,792
0.00%, 06/15/2027 (e)		5,400,000	5,129,412
5.50%, 06/15/2029		740,000	779,678
0.00%, 12/15/2034 (e)		2,000,000	1,412,709
Metropolitan Water Reclamation District of Greater Chicago, 5.00%, 12/01/2042 (Callable 12/01/2034)		2,250,000	2,400,878
Monroe & St Clair Counties Community Unit School District No 5 Waterloo, 5.00%, 04/15/2029 (Callable 04/15/2026)		1,630,000	1,644,235
Niles Park District, 3.00%, 12/01/2032 (Callable 11/01/2025)		570,000	566,787
Northeastern Illinois University, 5.75%, 07/01/2045 (Callable 07/01/2035)		650,000	692,251
Northern Illinois University
5.00%, 04/01/2030		450,000	483,747
5.00%, 10/01/2031 (Callable 04/01/2031)		450,000	489,033
4.00%, 10/01/2032 (Callable 04/01/2031)		500,000	514,727
5.00%, 04/01/2036 (Callable 04/01/2034)		500,000	538,738
5.00%, 04/01/2037 (Callable 04/01/2034)		600,000	641,434
Peoria County Community Unit School District No 323, 4.00%, 04/01/2031 (Callable 10/22/2025)		5,000,000	4,991,120
Peoria Public Building Commission, 0.00%, 12/01/2025 (e)		1,000,000	993,548
Piatt Champaign & DeWitt Counties Community Unit School District No 25
5.00%, 11/01/2032 (Callable 11/01/2026)		1,935,000	1,973,821
5.00%, 11/01/2035 (Callable 11/01/2026)		1,430,000	1,452,719
Regional Transportation Authority, 5.00%, 06/01/2034 (Callable 06/01/2026)		1,000,000	1,010,224
Rock Island County School District No 41 Rock Island/Milan
5.50%, 12/01/2038 (Callable 12/01/2031)		125,000	136,339
5.00%, 01/01/2041 (Callable 01/01/2035)		1,505,000	1,599,055
5.00%, 01/01/2043 (Callable 01/01/2035)		1,000,000	1,045,007
5.00%, 01/01/2044 (Callable 01/01/2035)		500,000	518,893
Sangamon Logan & Menard Counties Community Unit School Dist No 15 Williamsville, 5.00%, 12/01/2036 (Callable 12/01/2029)		100,000	104,243
Southern Illinois University, 4.00%, 04/01/2030		1,575,000	1,647,771
St Clair County Community Unit School District No 187 Cahokia
5.00%, 01/01/2032		300,000	336,154
5.00%, 01/01/2033		260,000	293,580
5.00%, 01/01/2034		275,000	312,123
5.00%, 01/01/2035 (Callable 01/01/2034)		775,000	869,151
5.00%, 01/01/2036 (Callable 01/01/2034)		490,000	543,593
5.00%, 01/01/2037 (Callable 01/01/2034)		225,000	247,352
State of Illinois, 5.00%, 01/01/2026		50,000	50,287
University of Illinois, 4.00%, 04/01/2035 (Callable 04/01/2026)		1,205,000	1,207,564
Upper Illinois River Valley Development Authority
5.00%, 12/01/2025		125,000	125,234
5.00%, 12/01/2028		75,000	78,944
4.00%, 01/01/2031 (Callable 01/01/2027) (c)		210,000	206,890
Village of Deerfield IL, 2.00%, 12/01/2031 (Callable 12/01/2030)		1,000,000	906,834
Village of Elk Grove Village IL, 5.00%, 01/01/2036 (Callable 01/01/2027)		1,000,000	1,022,002
Village of Hoffman Estates IL, 4.00%, 12/01/2027 (Callable 12/01/2025)		500,000	500,828
Village of Rosemont IL, 5.00%, 12/01/2042 (Callable 06/01/2030)		7,000,000	7,202,217
Wauconda Special Service Area No 1, 5.00%, 03/01/2033 (Callable 10/22/2025)		3,510,000	3,512,851
Will County Community High School District No 210 Lincoln-Way
0.00%, 01/01/2028 (e)		310,000	288,694
0.00%, 01/01/2032 (e)		125,000	100,680
4.00%, 01/01/2034 (Callable 01/01/2029)		150,000	151,267
Will County Community Unit School District No 201-U Crete-Monee
5.00%, 01/15/2036 (Callable 01/15/2034)		330,000	362,460
5.00%, 01/15/2037 (Callable 01/15/2034)		350,000	380,762
5.00%, 01/15/2038 (Callable 01/15/2034)		365,000	394,072
5.00%, 01/15/2039 (Callable 01/15/2034)		190,000	203,707
5.00%, 01/15/2040 (Callable 01/15/2034)		200,000	212,041
5.00%, 01/15/2041 (Callable 01/15/2034)		215,000	226,820
5.00%, 01/15/2042 (Callable 01/15/2034)		220,000	230,309
Will County School District No 114 Manhattan, 5.50%, 09/01/2052 (Callable 01/01/2033)		3,000,000	3,165,313
Will County Township High School District No 204 Joliet, 4.00%, 01/01/2037 (Callable 01/01/2027)		105,000	105,463
			188,194,925

Indiana - 1.9%
Borden-Henryville Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)		220,000	244,121
5.00%, 07/15/2036 (Callable 07/15/2034)		180,000	196,960
5.00%, 07/15/2037 (Callable 07/15/2034)		230,000	249,472
5.00%, 07/15/2041 (Callable 07/15/2034)		240,000	251,928
5.00%, 07/15/2042 (Callable 07/15/2034)		275,000	285,890
5.00%, 07/15/2045 (Callable 07/15/2034)		1,500,000	1,536,743
City of Elkhart IN Redevelopment District, 4.00%, 08/01/2028 (Callable 11/01/2025)		200,000	200,092
City of Indianapolis Department of Public Utilities Water System Revenue, 5.00%, 10/01/2037 (Callable 10/01/2026)		1,350,000	1,357,896
City of La Porte IN Waterworks Revenue, 3.50%, 07/01/2029 (Callable 01/01/2026)		1,630,000	1,630,357
Evansville Redevelopment Authority, 4.00%, 02/01/2033 (Callable 02/01/2027)		1,000,000	1,005,800
Fishers Town Hall Building Corp., 5.50%, 07/15/2038 (Callable 07/15/2032)		140,000	156,044
Gary Chicago International Airport Authority
5.00%, 02/01/2032		225,000	247,801
5.00%, 02/01/2033		330,000	365,282
5.00%, 02/01/2034		370,000	410,676
5.00%, 02/01/2035		390,000	433,192
5.00%, 02/01/2036 (Callable 02/01/2035)		325,000	357,342
Griffith Multi-School Building Corp., 5.00%, 07/15/2036 (Callable 07/15/2034)		710,000	781,929
Hammond Local Public Improvement Bond Bank
4.63%, 07/15/2029 (Callable 07/15/2028) (c)		595,000	602,259
5.50%, 07/15/2036 (Callable 07/15/2030)		1,500,000	1,589,665
Indiana Finance Authority
5.00%, 09/15/2026		1,015,000	1,027,414
5.00%, 04/01/2028		870,000	903,433
5.00%, 10/01/2029 (Callable 10/01/2027)		630,000	637,487
5.75%, 06/01/2037 (Callable 12/01/2033)		600,000	671,378
5.75%, 06/01/2038 (Callable 12/01/2033)		635,000	705,871
5.75%, 06/01/2039 (Callable 12/01/2033)		670,000	741,667
5.00%, 06/01/2040 (Callable 12/01/2028)		1,000,000	1,018,692
5.75%, 06/01/2040 (Callable 12/01/2033)		710,000	779,561
2.35%, 10/01/2040 (Callable 11/03/2025) (a)		2,820,000	2,820,000
5.75%, 06/01/2048 (Callable 12/01/2033)		1,630,000	1,735,335
5.00%, 10/01/2064 (Callable 10/01/2028) (a)		3,500,000	3,775,084
Indiana Health & Educational Facilities Financing Authority, 5.00%, 11/15/2046 (Callable 11/15/2026)		150,000	150,651
Indiana Housing & Community Development Authority
2.90%, 03/01/2029 (Callable 03/01/2028) (a)		1,530,000	1,528,144
4.55%, 11/01/2041		3,570,000	3,553,091
Lawrence Township School Building Corp., 2.25%, 07/15/2038 (Callable 07/15/2030)		2,000,000	1,569,604
Merrillville Redevelopment Authority
5.00%, 07/15/2036 (Callable 07/15/2035)		790,000	871,477
5.00%, 07/15/2037 (Callable 07/15/2035)		830,000	905,460
5.00%, 07/15/2038 (Callable 07/15/2035)		870,000	940,409
5.00%, 07/15/2039 (Callable 07/15/2035)		1,830,000	1,963,878
5.00%, 07/15/2040 (Callable 07/15/2035)		1,065,000	1,131,797
Noblesville Community Development Corp., 5.00%, 08/01/2038 (Callable 02/01/2034)		2,300,000	2,485,494
Noblesville Redevelopment Authority, 5.50%, 07/15/2043 (Callable 07/15/2031)		100,000	107,360
Plainfield Redevelopment Authority
5.00%, 02/01/2030		220,000	233,481
3.25%, 08/01/2032 (Callable 11/01/2025)		145,000	140,422
Salem Elementary School Building Corp./IN, 4.38%, 07/15/2032 (Callable 07/15/2031)		1,495,000	1,552,144
Shelbyville Redevelopment Authority, 3.00%, 08/01/2030 (Callable 02/01/2029)		860,000	856,145
Town of Plainfield IN Redevelopment District, 3.00%, 07/01/2031 (Callable 07/01/2027)		435,000	435,372
West Lafayette School Building Corp.
3.00%, 07/15/2036 (Callable 07/15/2029)		1,650,000	1,524,652
5.00%, 01/15/2038 (Callable 07/15/2028)		1,000,000	1,039,595
Westfield-Washington Multi-School Building Corp.
5.00%, 07/15/2035 (Callable 07/15/2034)		580,000	639,445
5.00%, 07/15/2036 (Callable 07/15/2034)		750,000	815,976
5.00%, 07/15/2037 (Callable 07/15/2034)		800,000	862,777
5.00%, 07/15/2038 (Callable 07/15/2034)		400,000	429,301
5.00%, 07/15/2039 (Callable 07/15/2034)		500,000	532,707
			50,988,753

Iowa - 1.6%
City of Bondurant IA, 5.00%, 06/01/2044 (Callable 06/01/2033)		4,000,000	4,040,939
City of Coralville IA, 4.50%, 06/01/2032 (Callable 11/01/2025)		2,000,000	1,986,763
City of Le Mars IA Water Revenue
5.00%, 06/01/2038 (Callable 06/01/2033)		1,425,000	1,534,857
5.00%, 06/01/2039 (Callable 06/01/2033)		1,500,000	1,603,623
5.00%, 06/01/2040 (Callable 06/01/2033)		1,575,000	1,671,945
5.00%, 06/01/2043 (Callable 06/01/2033)		1,480,000	1,541,814
City of Stuart IA
4.75%, 06/01/2026 (Callable 10/09/2025)		1,000,000	1,000,435
5.00%, 06/01/2039 (Callable 06/01/2032)		575,000	581,911
Clear Creek-Amana Community School District, 4.00%, 06/01/2027 (Callable 06/01/2026)		4,000,000	4,028,446
County of Polk IA, 5.00%, 06/01/2037 (Callable 06/01/2032) (b)		2,595,000	2,771,656
Iowa Finance Authority
7.50%, 01/01/2032 (Callable 01/01/2030) (c)		1,000,000	937,521
5.00%, 08/01/2042 (Callable 02/01/2035)		3,000,000	3,259,924
6.00%, 11/01/2042 (Callable 11/01/2041) (c)		4,500,000	4,351,132
4.00%, 07/01/2047 (Callable 07/01/2028)		110,000	111,582
3.25%, 07/01/2050 (Callable 07/01/2029)		60,000	59,676
5.50%, 07/01/2053 (Callable 01/01/2033)		2,220,000	2,361,018
Iowa Higher Education Loan Authority
5.00%, 10/01/2026		750,000	764,552
5.00%, 12/01/2041 (Callable 12/01/2026)		1,000,000	1,011,408
Iowa Student Loan Liquidity Corp.
5.00%, 12/01/2027 (b)		580,000	600,811
5.00%, 12/01/2028 (b)		580,000	610,022
5.00%, 12/01/2029 (b)		500,000	529,356
5.00%, 12/01/2030 (b)		950,000	1,016,249
5.00%, 12/01/2031 (b)		1,000,000	1,073,975
Keokuk Municipal Water Works
4.00%, 04/01/2033 (Callable 04/01/2032)		245,000	249,911
4.00%, 04/01/2034 (Callable 04/01/2032)		255,000	258,354
4.25%, 04/01/2037 (Callable 04/01/2032)		170,000	169,936
4.35%, 04/01/2038 (Callable 04/01/2032)		470,000	468,204
4.50%, 04/01/2040 (Callable 04/01/2032)		535,000	527,055
PEFA, Inc., 5.00%, 09/01/2049 (Callable 06/01/2026) (a)		5,160,000	5,250,680
			44,373,755

Kansas - 0.5%
City of Burlington KS, 4.30%, 03/01/2045 (Callable 03/03/2026) (a)		2,850,000	2,861,231
City of Goddard KS, 4.00%, 10/01/2026 (Callable 04/01/2026)		3,000,000	3,016,625
City of Maize KS, 4.00%, 10/01/2027 (Callable 11/01/2025)		1,560,000	1,560,747
City of Wichita KS, 5.88%, 05/15/2050 (Callable 05/15/2031)		1,065,000	994,425
City of Wichita KS Water & Sewer Utility Revenue, 3.50%, 10/01/2028 (Callable 11/01/2025)		1,440,000	1,430,682
Miami County Unified School District No 367 Osawatomie
5.25%, 09/01/2037 (Callable 09/01/2034)		250,000	275,933
5.25%, 09/01/2038 (Callable 09/01/2034)		310,000	339,492
5.25%, 09/01/2039 (Callable 09/01/2034)		485,000	527,403
Wyandotte County-Kansas City Unified Government, 0.00%, 12/01/2027 (e)		210,000	193,350
Wyandotte County-Kansas City Unified Government Utility System Revenue, 5.00%, 09/01/2036 (Callable 09/01/2026)		3,000,000	3,039,996
			14,239,884

Kentucky - 1.7%
City of Columbia KY, 3.25%, 12/01/2028		50,000	48,566
County of Trimble KY
3.75%, 06/01/2033 (Callable 06/01/2027)		1,755,000	1,759,639
4.70%, 06/01/2054 (Callable 03/03/2027) (a)(b)		2,000,000	2,021,460
Garrard County School District Finance Corp.
5.00%, 08/01/2036 (Callable 08/01/2031)		1,220,000	1,319,108
5.00%, 08/01/2037 (Callable 08/01/2031)		1,000,000	1,071,904
Jefferson County School District Finance Corp., 2.00%, 06/01/2033 (Callable 06/01/2028)		3,170,000	2,779,823
Kenton County Airport Board
5.00%, 01/01/2032 (b)		1,750,000	1,931,629
5.00%, 01/01/2033 (b)		3,225,000	3,568,920
5.25%, 01/01/2041 (Callable 01/01/2034) (b)		1,790,000	1,907,621
Kentucky Economic Development Finance Authority
0.00%, 10/01/2025 (e)		125,000	125,000
5.00%, 07/01/2028 (Callable 11/01/2025)		2,335,000	2,337,936
5.00%, 06/01/2030 (Callable 06/01/2027)		50,000	51,102
5.00%, 08/15/2036 (Callable 08/15/2027)		2,940,000	3,011,234
5.00%, 07/01/2040 (Callable 11/01/2025)		1,290,000	1,290,341
Kentucky Municipal Power Agency, 5.00%, 09/01/2029 (Callable 10/27/2025)		1,000,000	1,001,699
Kentucky Public Energy Authority
5.00%, 12/01/2027		700,000	727,761
5.00%, 06/01/2029		700,000	742,464
5.00%, 12/01/2029 (Callable 09/01/2029)		1,000,000	1,065,096
4.00%, 12/01/2050 (Callable 03/01/2026) (a)		275,000	277,066
5.25%, 06/01/2055 (Callable 09/01/2029) (a)		5,265,000	5,646,675
Kentucky State Property & Building Commission
5.00%, 11/01/2028 (Callable 11/01/2026)		200,000	204,923
5.00%, 04/01/2037 (Callable 04/01/2027)		2,000,000	2,044,554
5.00%, 04/01/2038 (Callable 04/01/2027)		2,500,000	2,552,354
Lexington-Fayette Urban County Airport Board, 5.00%, 07/01/2038 (Callable 07/01/2033)		320,000	345,132
Louisville/Jefferson County Metropolitan Government, 5.00%, 10/01/2029 (Callable 10/01/2026)		1,775,000	1,810,033
Morehead State University, 5.00%, 04/01/2028 (Callable 11/01/2025)		455,000	455,773
Rural Water Financing Agency, 2.63%, 08/01/2028 (Callable 08/01/2026)		1,000,000	989,356
University of Louisville
5.00%, 03/01/2033 (Callable 09/01/2026)		1,200,000	1,220,463
5.00%, 03/01/2034 (Callable 09/01/2026)		2,120,000	2,153,663
4.50%, 03/01/2035 (Callable 09/01/2026)		595,000	599,034
4.50%, 03/01/2036 (Callable 09/01/2026)		1,645,000	1,653,972
			46,714,301

Louisiana - 1.0%
City of Shreveport LA
5.00%, 03/01/2034		625,000	691,540
5.00%, 03/01/2035		350,000	387,817
5.25%, 03/01/2036 (Callable 03/01/2035)		325,000	362,491
City of Shreveport LA Water & Sewer Revenue, 5.00%, 12/01/2032 (Callable 12/01/2028)		880,000	919,169
Louisiana Housing Corp.
5.00%, 04/01/2028 (Callable 04/01/2027) (a)		2,220,000	2,288,662
5.00%, 07/01/2046 (Callable 02/01/2026) (a)		1,500,000	1,509,939
Louisiana Local Government Environmental Facilities & Community Development Auth
5.00%, 07/01/2029		1,030,000	1,105,309
3.02%, 04/01/2031 (Callable 11/01/2025) (c)		985,000	985,137
5.00%, 07/01/2031		1,145,000	1,260,849
Louisiana Public Facilities Authority
5.00%, 05/15/2026		1,000,000	1,012,601
5.25%, 10/01/2029		735,000	783,383
5.00%, 05/15/2033 (Callable 05/15/2030)		350,000	375,357
5.00%, 07/01/2039 (Callable 07/01/2035)		700,000	760,813
5.00%, 07/01/2040 (Callable 07/01/2035)		700,000	752,943
5.00%, 07/01/2041 (Callable 07/01/2035)		1,075,000	1,144,243
5.00%, 07/01/2042 (Callable 07/01/2035)		1,100,000	1,157,769
5.00%, 07/01/2044 (Callable 07/01/2035)		800,000	829,476
5.00%, 07/01/2045 (Callable 07/01/2035)		800,000	826,479
5.25%, 10/01/2046 (Callable 10/01/2033)		1,400,000	1,400,462
5.25%, 07/01/2050 (Callable 07/01/2035)		2,600,000	2,702,764
New Orleans Aviation Board
5.00%, 01/01/2029 (Callable 01/01/2027) (b)		750,000	765,165
5.00%, 01/01/2033 (Callable 01/01/2028)		1,930,000	2,005,541
5.00%, 01/01/2034 (Callable 01/01/2028)		1,900,000	1,966,977
St Tammany Parish Hospital Service District No 1, 5.00%, 07/01/2034 (Callable 07/01/2028)		1,520,000	1,583,379
			27,578,265

Maine - 0.3%
City of Lewiston ME, 1.50%, 02/15/2035 (Callable 02/15/2028)		1,435,000	1,118,162
Finance Authority of Maine
5.00%, 12/01/2025 (b)		200,000	200,476
5.00%, 12/01/2026 (b)		200,000	203,093
Maine Health & Higher Educational Facilities Authority
5.00%, 07/01/2026		100,000	101,635
5.00%, 07/01/2034 (Callable 07/01/2030)		960,000	1,038,947
5.00%, 07/01/2035 (Callable 07/01/2030)		1,510,000	1,625,549
5.00%, 07/01/2036 (Callable 07/01/2030)		1,615,000	1,724,814
5.00%, 07/01/2037 (Callable 07/01/2030)		350,000	370,922
Maine State Housing Authority, 5.00%, 11/15/2052 (Callable 11/15/2031)		715,000	742,164
			7,125,762

Maryland - 0.6%
City of Baltimore MD, 5.00%, 07/01/2030 (Callable 01/01/2027)		3,000,000	3,085,798
Howard County Housing Commission, 4.13%, 12/01/2043 (Callable 12/01/2033)		2,325,000	2,187,254
Maryland Community Development Administration
0.55%, 09/01/2026		555,000	537,370
3.75%, 03/01/2050 (Callable 03/01/2029)		1,070,000	1,073,922
Maryland Economic Development Corp., 5.00%, 06/01/2030 (Callable 06/01/2028)		100,000	104,035
Maryland Stadium Authority, 5.00%, 05/01/2036 (Callable 05/01/2028)		2,315,000	2,411,838
Maryland State Transportation Authority, 5.00%, 07/01/2046 (Callable 07/01/2031)		1,695,000	1,752,070
Montgomery County Housing Opportunities Commission, 5.75%, 01/01/2058 (Callable 01/01/2034)		1,145,000	1,243,746
Washington Suburban Sanitary Commission, 2.50%, 06/01/2027 (Callable 10/01/2025) (a)		3,500,000	3,500,000
			15,896,033

Massachusetts - 1.5%
Commonwealth of Massachusetts, 5.25%, 04/01/2047 (Callable 04/01/2027)		5,500,000	5,582,377
Commonwealth of Massachusetts Transportation Fund Revenue, 5.00%, 06/01/2042 (Callable 06/01/2027)		2,245,000	2,281,100
Greater Fall River Vocational School District, 5.00%, 06/01/2055 (Callable 06/01/2034)		13,100,000	13,491,469
Massachusetts Development Finance Agency
3.98%, 10/01/2030		135,000	130,675
5.00%, 07/01/2035 (Callable 07/01/2026)		2,000,000	2,026,671
5.00%, 07/01/2036 (Callable 07/01/2026)		2,860,000	2,883,695
5.00%, 07/01/2044 (Callable 07/01/2027)		575,000	575,395
5.25%, 06/01/2065 (Callable 06/01/2035)		3,500,000	3,572,738
Massachusetts Educational Financing Authority
4.25%, 07/01/2032 (b)		1,000,000	1,016,339
2.00%, 07/01/2037 (Callable 07/01/2031) (b)		1,825,000	1,499,022
4.25%, 07/01/2044 (Callable 07/01/2033) (b)		760,000	761,783
Massachusetts School Building Authority, 5.25%, 02/15/2048 (Callable 02/15/2028)		1,925,000	1,967,195
Town of Hudson MA, 5.00%, 06/11/2026		2,000,000	2,015,537
University of Massachusetts Building Authority, 5.25%, 11/01/2042 (Callable 11/01/2027)		2,700,000	2,763,106
			40,567,102

Michigan - 1.9%
Betsie Lake Utilities Authority, 5.50%, 09/01/2054 (Callable 03/01/2035)		1,110,000	1,131,552
Charter Township of Lansing MI, 2.75%, 05/01/2028 (Callable 11/01/2025)		265,000	259,023
City of Detroit MI, 6.00%, 05/01/2039 (Callable 05/01/2033)		1,000,000	1,122,213
City of Wyandotte MI Electric System Revenue, 5.00%, 10/01/2035 (Callable 11/01/2025)		1,705,000	1,707,551
Elkton-Pigeon-Bay Port Laker Schools
5.00%, 05/01/2042 (Callable 05/01/2035)		500,000	526,301
5.00%, 05/01/2043 (Callable 05/01/2035)		350,000	365,956
Flint Hospital Building Authority, 5.00%, 07/01/2029		130,000	135,892
Grand Rapids Public Schools, 5.00%, 11/01/2040 (Callable 05/01/2029)		1,800,000	1,863,304
Great Lakes Water Authority Water Supply System Revenue, 5.00%, 07/01/2036 (Callable 07/01/2026)		3,500,000	3,542,351
Holly Area School District
5.00%, 05/01/2039 (Callable 05/01/2035)		175,000	195,195
5.00%, 05/01/2040 (Callable 05/01/2035)		155,000	170,410
5.00%, 05/01/2041 (Callable 05/01/2035)		345,000	373,725
5.00%, 05/01/2042 (Callable 05/01/2035)		365,000	391,591
5.00%, 05/01/2043 (Callable 05/01/2035)		755,000	804,584
Howell Public Schools
5.00%, 05/01/2036 (Callable 05/01/2035)		800,000	901,932
5.00%, 05/01/2037 (Callable 05/01/2035)		750,000	837,586
Michigan Finance Authority
5.00%, 07/01/2026 (Callable 10/14/2025)		300,000	300,250
5.25%, 02/01/2027		770,000	778,199
5.00%, 08/31/2028		490,000	516,255
5.50%, 11/01/2028 (Callable 11/01/2026)		995,000	1,010,812
5.00%, 02/28/2029		400,000	424,566
5.00%, 08/31/2029		500,000	534,915
5.00%, 07/01/2030 (Callable 10/14/2025)		165,000	165,137
5.25%, 02/01/2032 (Callable 02/01/2027)		100,000	101,158
5.00%, 05/15/2032 (Callable 11/01/2025)		2,000,000	2,002,621
5.00%, 05/15/2033 (Callable 11/01/2025)		1,265,000	1,266,408
5.00%, 12/01/2037 (Callable 12/01/2027)		1,070,000	1,099,369
5.00%, 07/01/2039 (Callable 10/14/2025)		50,000	50,042
5.00%, 11/15/2041 (Callable 11/15/2026)		1,000,000	1,006,507
5.00%, 07/01/2042 (Callable 07/01/2035)		1,500,000	1,584,325
5.00%, 07/01/2044 (Callable 10/14/2025)		180,000	180,150
Michigan State Housing Development Authority
3.70%, 04/01/2030 (Callable 04/01/2026)		2,335,000	2,339,456
6.00%, 06/01/2054 (Callable 06/01/2033)		4,750,000	5,158,905
Michigan Strategic Fund
4.13%, 08/01/2027 (b)		300,000	302,262
5.00%, 06/30/2032 (Callable 12/31/2028) (b)		1,350,000	1,406,734
5.00%, 12/31/2043 (Callable 12/31/2028) (b)		100,000	100,124
Northview Public Schools, 3.00%, 11/01/2031 (Callable 05/01/2030)		1,000,000	998,194
Oakland University
5.00%, 07/01/2026 (Callable 01/01/2026)		790,000	791,277
5.00%, 07/01/2031 (Callable 01/01/2026)		1,520,000	1,521,605
Van Dyke Public Schools, 5.25%, 05/01/2040 (Callable 05/01/2035)		3,730,000	3,980,181
Walled Lake Consolidated School District, 5.00%, 05/01/2047 (Callable 05/01/2032)		435,000	447,830
Wayne County Airport Authority
5.00%, 12/01/2027 (Callable 12/01/2025) (b)		1,000,000	1,003,394
5.00%, 12/01/2028 (Callable 12/01/2025) (b)		4,650,000	4,665,744
5.00%, 12/01/2029 (Callable 12/01/2027) (b)		295,000	307,016
5.00%, 12/01/2030 (Callable 12/01/2025) (b)		160,000	160,469
5.00%, 12/01/2032 (Callable 12/01/2025) (b)		1,750,000	1,753,824
5.00%, 12/01/2034 (b)		600,000	666,502
5.00%, 12/01/2035 (b)		700,000	775,881
			51,729,278

Minnesota - 1.0%
City of Center City MN, 4.00%, 11/01/2031 (Callable 11/01/2027)		245,000	249,010
City of Coon Rapids MN, 5.60%, 12/01/2039		1,736,125	1,910,280
City of Maple Grove MN, 5.00%, 05/01/2031 (Callable 05/01/2027)		500,000	509,216
City of Minneapolis MN
5.00%, 11/15/2034 (Callable 11/15/2025)		200,000	200,267
5.00%, 11/15/2035 (Callable 11/15/2028)		2,000,000	2,086,741
5.00%, 11/15/2053 (Callable 11/15/2029) (a)		1,460,000	1,590,235
City of Virginia MN
5.00%, 12/15/2026 (Callable 11/01/2025)		5,110,000	5,115,120
4.25%, 02/01/2031		425,000	434,130
County of Washington MN, 2.38%, 02/01/2035 (Callable 02/01/2028)		1,550,000	1,390,815
Federal Home Loan Mortgage Corp., Series 2024-ML21, Class AUS, 4.62%, 08/25/2041 (Callable 08/25/2041) (a)		2,982,995	3,034,269
Housing & Redevelopment Authority of The City of St Paul Minnesota
5.00%, 12/01/2025		500,000	500,676
4.00%, 09/01/2031 (Callable 11/01/2025)		350,000	348,634
Metropolitan Council, 4.00%, 03/01/2042 (Callable 03/01/2033)		2,965,000	2,983,222
Minnesota Health & Education Facilities Authority, 5.00%, 10/01/2039 (Callable 10/01/2030)		100,000	104,733
Minnesota Housing Finance Agency
5.75%, 07/01/2053 (Callable 01/01/2033)		885,000	945,110
6.25%, 07/01/2054 (Callable 01/01/2033)		910,000	989,411
6.50%, 07/01/2054 (Callable 07/01/2033)		965,000	1,063,620
Rosemount-Apple Valley-Eagan Independent School District No 196, 4.00%, 02/01/2042 (Callable 02/01/2032)		1,145,000	1,118,915
Southern Minnesota Municipal Power Agency, 0.00%, 01/01/2027 (e)		445,000	426,993
State of Minnesota, 5.00%, 08/01/2034 (Callable 08/01/2026)		1,500,000	1,522,276
			26,523,673

Mississippi - 1.7%
Biloxi Public School District, 5.00%, 04/01/2029 (Callable 04/01/2026)		250,000	252,481
City of Oxford MS, 3.50%, 09/01/2029		40,000	38,759
City of Ridgeland MS, 3.00%, 10/01/2025		325,000	325,000
County of Hinds MS
4.00%, 08/01/2027		140,000	140,254
4.63%, 09/01/2054 (Callable 09/01/2029) (c)		6,200,000	5,561,104
County of Warren MS, 6.00%, 09/01/2035 (Callable 09/01/2033)		1,020,000	1,205,953
Harrison County School District, 3.00%, 06/01/2037 (Callable 06/01/2029)		1,500,000	1,342,031
Harrison County Utility Authority, 2.15%, 07/01/2038 (Callable 11/01/2025) (c)		1,500,000	1,000,820
Mississippi Business Finance Corp.
2.50%, 12/01/2030 (Callable 11/03/2025) (a)		6,380,000	6,380,000
2.50%, 11/01/2035 (Callable 11/03/2025) (a)		6,100,000	6,100,000
Mississippi Development Bank
5.00%, 11/01/2025		840,000	839,943
5.00%, 11/01/2026		780,000	783,342
5.00%, 11/01/2029 (Callable 11/01/2027)		105,000	105,013
5.00%, 06/01/2031 (Callable 06/01/2030)		1,250,000	1,367,244
1.48%, 07/01/2031 (Callable 11/01/2025) (c)		1,310,000	1,102,036
5.00%, 06/01/2032 (Callable 06/01/2030)		1,425,000	1,544,310
5.00%, 06/01/2034 (Callable 06/01/2030)		1,445,000	1,546,518
5.00%, 11/01/2034 (Callable 11/01/2027)		1,830,000	1,877,172
5.00%, 03/01/2036		3,000,000	3,167,354
3.63%, 11/01/2036 (Callable 11/01/2030) (c)		900,000	832,743
Mississippi Home Corp.
3.45%, 12/01/2032		135,000	136,953
3.50%, 06/01/2033 (Callable 12/01/2032)		200,000	200,501
3.55%, 12/01/2033 (Callable 12/01/2032)		415,000	415,091
3.65%, 06/01/2034 (Callable 12/01/2032)		430,000	430,974
3.70%, 12/01/2034 (Callable 12/01/2032)		445,000	446,008
3.75%, 06/01/2035 (Callable 12/01/2032)		285,000	285,282
3.80%, 12/01/2035 (Callable 12/01/2032)		440,000	437,744
4.00%, 12/01/2043 (Callable 12/01/2026)		20,000	20,044
4.65%, 12/01/2044 (Callable 06/01/2033)		2,000,000	2,029,748
5.00%, 12/01/2052 (Callable 06/01/2031)		1,955,000	2,034,270
State of Mississippi Gaming Tax Revenue
5.00%, 10/15/2035 (Callable 11/01/2025)		1,955,000	1,956,543
5.00%, 10/15/2036 (Callable 10/15/2028)		1,000,000	1,034,747
Vicksburg Warren School District, 5.00%, 03/01/2028		270,000	279,132
			45,219,114

Missouri - 2.9%
Boonville School District No R-1/MO
5.00%, 03/01/2042 (Callable 03/01/2029)		1,500,000	1,548,467
5.00%, 03/01/2044 (Callable 03/01/2029)		1,400,000	1,438,478
Citizens Memorial Hospital District, 5.00%, 12/01/2026 (Callable 09/01/2026)		3,500,000	3,519,805
City of Kansas City MO, 5.00%, 02/01/2043 (Callable 02/01/2035)		650,000	689,180
City of Kansas City MO Sanitary Sewer System Revenue, 4.00%, 01/01/2036 (Callable 01/01/2028)		200,000	201,968
City of St Louis MO Airport Revenue, 5.00%, 07/01/2039 (Callable 07/01/2029)		110,000	114,131
City of University City MO
5.00%, 04/01/2027		590,000	608,791
5.00%, 04/01/2028		525,000	552,706
5.00%, 04/01/2030		660,000	718,019
5.00%, 04/01/2031		715,000	788,126
5.00%, 04/01/2032		700,000	778,601
Clay County School District No 40 Excelsior Springs, 5.00%, 04/01/2036 (Callable 04/01/2033)		550,000	604,868
Cole County Reorganized School District No 2, 5.00%, 03/01/2040 (Callable 03/01/2029)		1,150,000	1,196,105
County of Phelps MO, 6.00%, 12/01/2055 (Callable 12/01/2035)		2,500,000	2,659,391
County of Platte MO, 3.00%, 03/01/2027 (Callable 11/01/2025)		200,000	196,395
Hannibal Industrial Development Authority
5.00%, 10/01/2027		965,000	966,311
5.00%, 10/01/2029 (Callable 10/01/2027)		960,000	961,860
Health & Educational Facilities Authority of the State of Missouri
4.00%, 08/01/2027		810,000	808,708
5.00%, 09/01/2027		150,000	152,915
5.00%, 02/01/2030 (Callable 02/01/2026)		160,000	160,592
4.00%, 08/01/2030 (Callable 11/01/2025)		670,000	668,369
5.00%, 05/01/2031		2,370,000	2,399,935
4.00%, 02/01/2032 (Callable 02/01/2029)		335,000	335,026
5.00%, 09/01/2034 (Callable 09/01/2029)		1,315,000	1,321,629
5.00%, 05/15/2036 (Callable 05/15/2026)		3,790,000	3,824,979
2.40%, 06/01/2036 (Callable 10/01/2025) (a)		4,010,000	4,010,000
5.00%, 09/01/2038 (Callable 09/01/2028)		1,500,000	1,537,111
Kansas City Industrial Development Authority, 5.00%, 03/01/2031 (Callable 03/01/2030) (b)		2,720,000	2,913,407
Kansas City Municipal Assistance Corp., 0.00%, 04/15/2031 (e)		625,000	517,750
Kansas City School District/MO
5.00%, 04/01/2036 (Callable 04/01/2035)		4,625,000	5,166,773
5.00%, 04/01/2037 (Callable 04/01/2035)		4,860,000	5,372,354
Lincoln County Reorganized School District No R-4, 5.00%, 03/01/2037 (Callable 03/01/2029)		1,175,000	1,249,961
Missouri Development Finance Board
5.00%, 12/01/2033		250,000	281,127
5.00%, 12/01/2034 (Callable 12/01/2033)		300,000	334,096
5.00%, 12/01/2035 (Callable 12/01/2033)		430,000	474,717
5.00%, 12/01/2039 (Callable 12/01/2033)		625,000	669,022
5.50%, 12/01/2040 (Callable 12/01/2033)		560,000	618,111
Missouri Joint Municipal Electric Utility Commission
5.00%, 06/01/2027		585,000	608,426
5.00%, 06/01/2028		1,265,000	1,346,056
5.00%, 06/01/2030		1,755,000	1,934,435
5.00%, 06/01/2031		2,160,000	2,406,245
5.00%, 06/01/2032		2,270,000	2,551,722
Orchard Farm R-V School District/MO, 5.25%, 04/01/2043 (Callable 04/01/2029)		2,695,000	2,771,827
Platte County R-III School District, 6.25%, 03/01/2043 (Callable 03/01/2035)		2,050,000	2,375,461
Scott County Reorganized School District No R-IV
5.00%, 04/15/2035 (Callable 04/15/2031)		330,000	350,113
5.00%, 04/15/2039 (Callable 04/15/2031)		200,000	207,387
5.00%, 04/15/2045 (Callable 04/15/2031)		535,000	536,794
St Louis Land Clearance for Redevelopment Authority
4.25%, 06/01/2026		55,000	55,128
5.00%, 06/01/2028 (Callable 12/01/2026)		1,000,000	1,014,802
3.00%, 07/15/2032 (Callable 07/15/2031)		1,570,000	1,526,150
3.00%, 07/15/2033 (Callable 07/15/2031)		1,000,000	954,405
4.00%, 06/01/2037 (Callable 12/01/2026)		45,000	42,465
5.00%, 04/01/2038 (Callable 04/01/2027)		595,000	603,527
St Louis Municipal Finance Corp.
0.00%, 07/15/2029 (c)(e)		1,000,000	879,080
0.00%, 07/15/2030 (c)(e)		2,615,000	2,220,916
0.00%, 07/15/2037 (e)		1,850,000	1,114,949
5.00%, 10/01/2045 (Callable 10/01/2030)		1,000,000	1,024,846
St Louis School District, 4.00%, 04/01/2029 (Callable 04/01/2026)		1,000,000	1,006,008
University City Industrial Development Authority, 5.50%, 06/15/2042 (Callable 06/15/2033)		1,000,000	992,841
Warren County School District No R-III, 5.00%, 03/01/2040 (Callable 03/01/2030)		2,700,000	2,806,260
			79,689,627

Montana - 0.1%
Montana Board of Housing, 3.00%, 12/01/2045 (Callable 06/01/2029)		115,000	91,308
Montana Facility Finance Authority, 5.00%, 07/01/2033 (Callable 07/01/2028)		1,635,000	1,701,589
			1,792,897

Nebraska - 0.8%
Central Plains Energy Project
5.00%, 05/01/2054 (Callable 08/01/2029) (a)		1,500,000	1,607,089
5.00%, 08/01/2055 (Callable 05/01/2031) (a)		3,750,000	4,054,250
City of Fremont NE Combined Utility System Revenue, 1.75%, 07/15/2034 (Callable 07/08/2028)		1,055,000	867,500
City of Gretna NE
5.00%, 12/15/2035 (Callable 09/19/2030)		450,000	482,406
5.00%, 12/15/2037 (Callable 09/19/2030)		485,000	511,983
5.00%, 12/15/2038 (Callable 09/19/2030)		325,000	341,578
City of Lincoln NE, 3.37%, 01/10/2048 (Callable 01/01/2028) (a)		3,450,000	3,482,222
City of Wayne NE, 5.00%, 12/15/2038 (Callable 10/16/2030)		1,805,000	1,881,152
County of Sarpy NE
1.63%, 06/01/2033 (Callable 06/23/2026)		1,000,000	852,749
1.63%, 06/01/2034 (Callable 06/23/2026)		1,765,000	1,458,966
1.75%, 06/01/2034 (Callable 06/01/2026)		2,295,000	1,924,596
Douglas County Hospital Authority No 2, 5.00%, 05/15/2026 (Callable 11/01/2025)		315,000	315,243
Madison County Hospital Authority No 1
5.00%, 07/01/2027		585,000	601,726
5.00%, 07/01/2032 (Callable 10/22/2025)		500,000	500,184
Nebraska Public Power District, 5.00%, 01/01/2037 (Callable 01/01/2026)		1,000,000	1,003,166
Omaha Public Power District, 5.00%, 02/01/2042 (Callable 12/01/2027)		1,765,000	1,804,008
			21,688,818

Nevada - 0.2%
County of Clark NV, 3.75%, 01/01/2036 (a)		550,000	551,362
Henderson Public Improvement Trust/NV, 3.00%, 01/01/2026		95,000	95,021
Las Vegas Redevelopment Agency
3.13%, 06/15/2033 (Callable 06/15/2026)		50,000	45,964
3.25%, 06/15/2034 (Callable 06/15/2026)		990,000	902,725
Las Vegas Valley Water District, 5.00%, 06/01/2041 (Callable 06/01/2026)		1,455,000	1,461,711
Nevada Housing Division, 7.50%, 04/01/2049 (Callable 10/01/2033)		1,500,000	1,804,071
State of Nevada Department of Business & Industry, 4.00%, 12/15/2025 (c)		450,000	449,449
			5,310,303

New Hampshire - 1.7%
New Hampshire Business Finance Authority
3.25%, 04/01/2028 (Callable 01/01/2028)		8,400,000	3,960,082
4.50%, 10/01/2033		2,750,000	2,876,195
5.38%, 12/15/2035 (Callable 06/15/2026) (c)		1,475,000	1,474,223
4.38%, 09/20/2036		2,584,064	2,554,537
4.00%, 10/20/2036		1,919,159	1,841,428
5.75%, 04/01/2039 (Callable 04/01/2033) (b)		270,000	290,564
4.17%, 01/20/2041		1,991,401	1,918,364
5.75%, 04/01/2041 (Callable 04/01/2033) (b)		305,000	321,429
4.22%, 11/20/2042 (a)		10,493,550	9,954,564
5.25%, 06/01/2045 (Callable 06/01/2035)		2,000,000	2,060,648
4.16%, 10/01/2051 (a)		1,986,010	1,900,087
New Hampshire Health and Education Facilities Authority Act
5.00%, 07/01/2036 (Callable 01/01/2028)		3,095,000	3,207,693
3.30%, 06/01/2038 (Callable 05/01/2027) (a)		2,000,000	2,011,666
3.30%, 06/01/2040 (Callable 05/01/2027) (a)		5,000,000	5,029,166
New Hampshire Housing Finance Authority
3.70%, 01/01/2027 (Callable 07/01/2026)		3,560,000	3,580,910
3.15%, 07/01/2027 (Callable 08/01/2026)		1,375,000	1,378,914
3.20%, 01/01/2028 (Callable 01/01/2027)		1,250,000	1,252,838
			45,613,308

New Jersey - 1.4%
Camden County Improvement Authority, 5.00%, 03/01/2027 (Callable 03/01/2026) (a)		1,000,000	1,008,093
Madison Borough Board of Education, 1.00%, 08/15/2029		2,850,000	2,647,171
New Jersey Economic Development Authority, 5.63%, 01/01/2052 (Callable 11/01/2025) (b)		1,000,000	1,000,717
New Jersey Educational Facilities Authority
5.00%, 07/01/2026 (Callable 11/01/2025)		595,000	595,864
5.00%, 07/01/2026 (Callable 11/01/2025)		70,000	70,113
5.00%, 07/01/2027		150,000	153,825
5.00%, 07/01/2028		125,000	129,758
New Jersey Health Care Facilities Financing Authority, 5.00%, 07/01/2026 (Callable 11/01/2025)		1,095,000	1,096,636
New Jersey Higher Education Student Assistance Authority
5.00%, 12/01/2027 (b)		3,175,000	3,273,037
5.00%, 12/01/2028 (Callable 06/01/2028) (b)		1,000,000	1,047,404
4.00%, 12/01/2044 (Callable 12/01/2033) (b)		265,000	251,156
4.25%, 12/01/2045 (Callable 12/01/2034) (b)		2,990,000	2,936,423
4.50%, 12/01/2045 (Callable 12/01/2035) (b)		6,000,000	6,076,327
New Jersey Housing & Mortgage Finance Agency
3.60%, 05/01/2026		3,000,000	3,006,520
3.45%, 10/01/2026 (b)		920,000	923,376
New Jersey Transportation Trust Fund Authority
0.00%, 12/15/2026 (e)		235,000	227,669
5.00%, 06/15/2031 (Callable 06/15/2026)		2,000,000	2,030,494
5.00%, 12/15/2035 (Callable 12/15/2028)		5,000,000	5,233,683
New Jersey Turnpike Authority, 5.00%, 01/01/2027		2,500,000	2,575,413
Newark Housing Authority, 4.50%, 01/01/2028		235,000	240,823
River Dell Regional School District
1.00%, 09/01/2029		765,000	701,138
1.00%, 09/01/2030		800,000	716,768
1.00%, 09/01/2031		825,000	718,955
1.00%, 09/01/2032 (Callable 09/01/2031)		860,000	726,971
South Jersey Port Corp.
3.00%, 01/01/2027 (Callable 10/27/2025)		35,000	34,994
3.50%, 01/01/2032 (Callable 01/01/2026)		100,000	100,034
Toms River Board of Education, 3.00%, 07/15/2029 (Callable 07/15/2026)		750,000	710,003
Township of Freehold NJ, 1.00%, 10/15/2031 (Callable 10/15/2028)		975,000	850,750
			39,084,115

New Mexico - 0.2%
City of Farmington NM, 3.88%, 06/01/2040 (a)		2,500,000	2,541,152
New Mexico Hospital Equipment Loan Council, 5.00%, 08/01/2033 (Callable 08/01/2029)		925,000	980,638
New Mexico Mortgage Finance Authority, 2.70%, 09/01/2047 (Callable 03/01/2031)		1,635,000	1,176,289
Town of Clayton NM, 5.00%, 11/01/2026 (Callable 11/01/2025)		185,000	185,309
Village of Los Ranchos de Albuquerque NM, 5.00%, 09/01/2027		350,000	363,755
			5,247,143

New York - 6.2%
Albany Capital Resource Corp., 5.00%, 05/01/2031 (Callable 05/01/2026)		125,000	126,008
Albany County Capital Resource Corp., 3.10%, 07/01/2030		200,000	189,901
Battery Park City Authority, 5.00%, 11/01/2044 (Callable 11/01/2033)		9,130,000	9,688,180
Build NYC Resource Corp.
4.00%, 12/01/2031 (Callable 12/01/2029) (c)		1,770,000	1,733,085
5.50%, 12/01/2056 (Callable 12/01/2035)		1,200,000	1,261,613
City of Amsterdam NY, 4.75%, 03/04/2026		3,760,000	3,772,314
City of Little Falls NY, 4.75%, 09/17/2026		1,550,000	1,558,495
City of Long Beach NY, 5.25%, 07/15/2037 (Callable 07/15/2030)		325,000	350,043
City of New York NY
5.00%, 12/01/2034 (Callable 12/01/2026)		5,710,000	5,816,200
2.45%, 04/01/2042 (Callable 10/01/2025) (a)		8,000,000	8,000,000
5.25%, 02/01/2048 (Callable 08/01/2035)		2,000,000	2,128,432
City of Poughkeepsie NY
4.00%, 04/15/2028		230,000	230,858
4.00%, 04/15/2030		250,000	251,425
Clinton County Capital Resource Corp.
5.00%, 07/01/2035 (Callable 07/01/2034) (c)		1,000,000	1,114,624
5.00%, 07/01/2037 (Callable 07/01/2034) (c)		1,000,000	1,093,662
4.75%, 07/01/2043 (Callable 07/01/2034) (c)		1,475,000	1,473,341
Dutchess County Local Development Corp., 5.00%, 07/01/2030 (Callable 07/01/2026)		180,000	182,534
Empire State Development Corp.
5.00%, 03/15/2034 (Callable 09/15/2027)		3,500,000	3,635,428
5.00%, 03/15/2041 (Callable 09/15/2029)		5,305,000	5,517,989
Huntington Local Development Corp., 4.00%, 07/01/2027		375,000	368,567
Jamestown City School District, 4.00%, 07/17/2026		2,450,000	2,472,539
Long Island Power Authority
5.00%, 09/01/2041 (Callable 09/01/2026)		1,065,000	1,069,750
5.00%, 09/01/2042 (Callable 09/01/2027)		2,500,000	2,542,479
3.00%, 09/01/2055 (Callable 03/01/2028) (a)		6,000,000	5,969,024
Monroe County Industrial Development Corp.
5.00%, 07/01/2028 (Callable 07/01/2027) (a)		2,000,000	2,072,676
4.84%, 11/01/2040		2,607,219	2,688,056
New York City Housing Development Corp.
2.25%, 11/01/2041 (Callable 05/01/2029)		1,410,000	1,030,193
2.50%, 11/01/2042 (Callable 11/01/2026) (a)(d)		1,500,000	1,270,655
2.10%, 11/01/2046 (Callable 07/01/2029) (a)		4,655,000	4,502,794
5.30%, 11/01/2053 (Callable 11/01/2031)		1,000,000	1,032,158
0.90%, 11/01/2060 (Callable 10/22/2025) (a)		1,500,000	1,490,101
3.80%, 11/01/2063 (Callable 06/01/2027) (a)		3,065,000	3,109,384
New York City Municipal Water Finance Authority
5.00%, 06/15/2037 (Callable 06/15/2027)		2,500,000	2,567,225
5.25%, 06/15/2037 (Callable 06/15/2027)		3,140,000	3,238,388
5.00%, 06/15/2038 (Callable 06/15/2027)		3,000,000	3,078,149
5.00%, 06/15/2040 (Callable 12/15/2027)		200,000	205,796
New York City Transitional Finance Authority, 5.00%, 05/01/2040 (Callable 11/01/2034)		4,000,000	4,375,731
New York City Transitional Finance Authority Building Aid Revenue
5.00%, 07/15/2032 (Callable 07/15/2028)		1,900,000	2,014,161
5.00%, 07/15/2034 (Callable 07/15/2027)		2,500,000	2,583,033
4.00%, 07/15/2038 (Callable 07/15/2028)		200,000	200,566
5.00%, 07/15/2045 (Callable 07/15/2028)		3,500,000	3,570,637
New York City Transitional Finance Authority Future Tax Secured Revenue
5.00%, 05/01/2034 (Callable 05/01/2028)		2,780,000	2,914,724
5.00%, 05/01/2035 (Callable 05/01/2028)		3,700,000	3,869,792
5.00%, 05/01/2036 (Callable 05/01/2029)		1,065,000	1,127,607
5.00%, 11/01/2036 (Callable 11/01/2029)		7,000,000	7,448,276
5.25%, 08/01/2037 (Callable 08/01/2028)		2,000,000	2,100,258
5.50%, 11/01/2045 (Callable 11/01/2032)		5,000,000	5,375,874
New York State Dormitory Authority
5.00%, 03/15/2040 (Callable 09/15/2028)		5,745,000	5,934,920
5.00%, 02/15/2042 (Callable 08/15/2027)		4,000,000	4,046,240
New York State Housing Finance Agency
1.65%, 05/15/2039		2,347,115	1,947,932
3.35%, 06/15/2054 (Callable 04/15/2027) (a)		1,000,000	1,004,426
0.65%, 11/01/2056 (Callable 10/22/2025) (a)		855,000	853,025
3.30%, 05/01/2065 (Callable 05/01/2028) (a)		1,500,000	1,513,729
New York Transportation Development Corp.
5.00%, 12/01/2027		100,000	104,646
6.00%, 06/30/2050 (Callable 06/30/2034) (b)		9,500,000	10,327,052
Onondaga Civic Development Corp.
5.00%, 10/01/2025		295,000	295,000
3.63%, 10/01/2028 (Callable 11/01/2025)		205,000	194,045
5.00%, 10/01/2029 (Callable 11/01/2025)		280,000	274,514
4.13%, 10/01/2035 (Callable 11/01/2025)		1,145,000	973,450
Onondaga County Trust for Cultural Resources
5.00%, 05/01/2027		180,000	184,356
5.00%, 05/01/2029 (Callable 05/01/2027)		345,000	353,305
Port Authority of New York & New Jersey
5.00%, 10/15/2029 (Callable 10/15/2025) (b)		3,105,000	3,107,425
5.00%, 07/15/2030 (b)		100,000	109,268
5.00%, 10/15/2031 (Callable 10/15/2025) (b)		2,905,000	2,907,269
5.00%, 11/15/2032 (Callable 11/15/2026) (b)		1,000,000	1,015,100
5.00%, 11/15/2034 (Callable 11/15/2026) (b)		1,000,000	1,011,798
5.00%, 05/01/2035 (Callable 11/01/2025) (b)		1,000,000	1,000,790
Saratoga County Capital Resource Corp.
5.00%, 07/01/2037 (Callable 07/01/2035)		680,000	755,473
5.00%, 07/01/2039 (Callable 07/01/2035)		1,000,000	1,091,106
State of New York Mortgage Agency Homeowner Mortgage Revenue, 3.50%, 04/01/2049 (Callable 10/01/2028)		165,000	164,805
Town of Ramapo NY
4.00%, 05/15/2027 (Callable 11/01/2025)		10,000	10,002
3.00%, 11/01/2027 (Callable 10/22/2025)		100,000	97,443
4.13%, 05/15/2028 (Callable 11/01/2025)		135,000	135,058
Town of Watertown NY, 5.25%, 04/09/2026 (Callable 11/01/2025)		2,000,000	2,002,421
Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2036 (Callable 05/15/2027)		1,565,000	1,606,024
Utility Debt Securitization Authority, 5.00%, 12/15/2038 (Callable 12/15/2027)		3,000,000	3,098,863
Washingtonville Central School District, 1.00%, 06/15/2033 (Callable 06/15/2027)		535,000	437,571
			168,969,781

North Carolina - 0.2%
North Carolina Housing Finance Agency
4.00%, 07/01/2050 (Callable 01/01/2029)		1,240,000	1,250,398
6.25%, 01/01/2055 (Callable 07/01/2032)		950,000	1,031,117
Raleigh Durham Airport Authority, 5.00%, 05/01/2034 (Callable 05/01/2027) (b)		3,500,000	3,575,324
			5,856,839

North Dakota - 1.2%
Cass County Joint Water Resource District, 3.45%, 04/01/2027 (Callable 01/01/2026)		10,000,000	10,006,351
City of Grand Forks ND, 5.00%, 12/01/2029		750,000	792,963
City of Horace ND
4.85%, 08/01/2026 (Callable 10/22/2025)		1,650,000	1,650,664
3.00%, 05/01/2027 (Callable 05/01/2026)		115,000	113,070
3.00%, 05/01/2029 (Callable 05/01/2026)		730,000	699,648
6.00%, 05/01/2049 (Callable 05/01/2032)		1,500,000	1,552,429
5.38%, 05/01/2050 (Callable 05/01/2033)		800,000	814,384
City of Mandan ND Sales Tax Revenue
4.00%, 09/01/2034 (Callable 11/01/2025)		175,000	175,024
3.00%, 09/01/2036 (Callable 11/01/2025)		370,000	327,141
City of Mayville ND
5.25%, 05/01/2038 (Callable 05/01/2031)		1,325,000	1,348,937
5.00%, 05/01/2044 (Callable 05/01/2031)		1,825,000	1,732,879
North Dakota Housing Finance Agency
5.00%, 07/01/2042 (Callable 07/01/2033)		1,000,000	1,058,493
4.25%, 01/01/2049 (Callable 01/01/2028)		70,000	70,468
North Dakota Public Finance Authority, 5.00%, 06/01/2040 (Callable 11/01/2025)		6,370,000	6,388,030
Williston Basin School District No 7
5.00%, 08/01/2033 (Callable 08/01/2032)		970,000	1,096,884
5.00%, 08/01/2036 (Callable 08/01/2032)		1,815,000	2,008,061
4.00%, 08/01/2039 (Callable 08/01/2032)		2,080,000	2,038,151
4.00%, 08/01/2040 (Callable 08/01/2032)		1,865,000	1,809,003
Williston Parks & Recreation District, 4.00%, 03/01/2032 (Callable 10/17/2025)		45,000	45,001
			33,727,581

Ohio - 3.1%
Anthony Wayne Local School District, 5.00%, 12/01/2042 (Callable 12/01/2025)		500,000	501,865
Bedford City School District
5.50%, 12/01/2041 (Callable 06/01/2032)		1,325,000	1,445,157
5.50%, 12/01/2042 (Callable 06/01/2032)		3,540,000	3,835,213
5.50%, 12/01/2043 (Callable 06/01/2032)		4,430,000	4,776,071
City of Chillicothe OH, 5.00%, 12/01/2037 (Callable 12/01/2027)		1,750,000	1,778,219
City of Dayton OH Airport Revenue, 5.00%, 12/01/2028 (Callable 12/01/2026) (b)		1,210,000	1,232,879
Cleveland-Cuyahoga County Port Authority
5.00%, 08/01/2033 (Callable 08/01/2032)		1,200,000	1,308,005
5.00%, 11/15/2039 (Callable 11/15/2032)		1,365,000	1,421,575
5.50%, 08/01/2052 (Callable 08/01/2032)		1,400,000	1,448,635
Columbus Metropolitan Housing Authority
2.00%, 11/01/2026 (Callable 10/17/2025)		265,000	261,861
3.00%, 11/01/2028 (Callable 10/17/2025)		275,000	274,516
4.63%, 08/01/2042 (Callable 08/01/2034)		1,100,000	1,090,157
County of Cuyahoga OH Sales Tax Revenue, 4.00%, 01/01/2033 (Callable 01/01/2031)		100,000	105,145
County of Fayette OH, 5.25%, 12/01/2045 (Callable 12/01/2034)		3,000,000	3,153,449
County of Hamilton OH Sewer System Revenue, 5.00%, 12/01/2028		1,000,000	1,079,317
County of Hardin OH, 4.00%, 05/01/2026		55,000	54,600
County of Montgomery OH
3.00%, 08/01/2034 (Callable 02/01/2031)		200,000	189,304
5.25%, 09/01/2049 (Callable 09/01/2034)		1,430,000	1,460,613
5.25%, 09/01/2054 (Callable 09/01/2034)		1,500,000	1,524,063
Cuyahoga Metropolitan Housing Authority, 2.00%, 12/01/2031 (Callable 12/01/2028)		3,420,000	3,075,001
FHLMC Multifamily VRD Certificates, 2.55%, 06/15/2035		2,645,000	2,351,572
Kings Local School District, 5.50%, 12/01/2062 (Callable 06/01/2032)		2,000,000	2,111,782
Lexington Local School District, 3.00%, 10/01/2044 (Callable 04/01/2029)		970,000	771,077
Margaretta Local School District
5.50%, 10/01/2047 (Callable 10/01/2032)		2,375,000	2,498,179
5.50%, 10/01/2050 (Callable 10/01/2032)		1,625,000	1,699,281
Northeast Ohio Medical University, 5.00%, 12/01/2026		100,000	101,949
Ohio Air Quality Development Authority
3.70%, 07/01/2028 (b)		1,250,000	1,251,385
3.70%, 10/01/2028 (b)		3,000,000	3,003,423
4.00%, 09/01/2030 (a)		2,150,000	2,192,177
Ohio Higher Educational Facility Commission, 5.00%, 12/01/2032		1,190,000	1,257,189
Ohio Housing Finance Agency
6.00%, 02/01/2026 (Callable 11/01/2025) (c)		1,000,000	1,004,392
5.00%, 05/01/2027 (Callable 05/01/2026) (a)		500,000	505,764
6.00%, 03/01/2032		400,000	473,446
6.00%, 09/01/2033		280,000	335,769
6.00%, 03/01/2034		250,000	300,536
4.70%, 01/01/2043		1,750,000	1,792,800
2.45%, 09/01/2045 (Callable 09/01/2029)		550,000	396,037
4.50%, 03/01/2050 (Callable 09/01/2028)		575,000	582,545
Port of Greater Cincinnati Development Authority, 5.00%, 12/01/2048 (Callable 06/01/2034)		640,000	665,307
Reynoldsburg City School District, 4.92%, 09/01/2030		4,355,000	4,590,632
State of Ohio
5.00%, 12/31/2026 (Callable 11/01/2025) (b)		1,000,000	1,001,269
5.00%, 12/31/2027 (Callable 11/01/2025) (b)		950,000	951,068
5.00%, 12/31/2035 (Callable 11/01/2025) (b)		1,700,000	1,700,451
5.00%, 12/31/2039 (Callable 11/01/2025) (b)		2,030,000	2,025,741
3.15%, 01/15/2045 (Callable 10/01/2025) (a)		9,770,000	9,770,000
3.42%, 01/15/2045 (Callable 10/01/2025) (a)		875,000	875,000
Summit County Development Finance Authority, 5.75%, 12/01/2053 (Callable 12/01/2033)		750,000	776,561
Triway Local School District, 4.00%, 12/01/2031 (Callable 12/01/2028)		1,005,000	1,030,588
University of Akron, 5.00%, 01/01/2036 (Callable 07/01/2026)		2,000,000	2,012,599
University of Cincinnati
5.00%, 06/01/2030		585,000	648,990
5.00%, 06/01/2031		620,000	697,716
5.00%, 06/01/2032		500,000	568,187
Village of Bluffton OH, 5.00%, 12/01/2031 (Callable 12/01/2027)		565,000	584,635
Warren County Port Authority, 5.00%, 12/01/2034		4,225,000	4,492,424
			85,036,116

Oklahoma - 2.2%
Blaine County Educational Facilities Authority, 5.00%, 12/01/2033 (Callable 12/01/2032)		1,080,000	1,176,559
Cache Educational Facilities Authority, 5.00%, 09/01/2034 (Callable 09/01/2033)		1,185,000	1,299,345
Canadian County Educational Facilities Authority, 5.25%, 09/01/2034 (Callable 09/01/2033)		2,500,000	2,852,520
Canadian County Independent School District No 34 El Reno, 4.50%, 07/01/2026		2,000,000	2,019,821
Cleveland Educational Facilities Authority
5.00%, 09/01/2026		200,000	203,382
5.00%, 09/01/2027		285,000	295,610
5.00%, 09/01/2028		260,000	274,268
5.00%, 09/01/2029		280,000	299,816
5.00%, 09/01/2030		330,000	357,612
5.00%, 09/01/2031		350,000	382,387
5.00%, 09/01/2033		285,000	314,778
Delaware County Educational Facilities Authority, 5.00%, 09/01/2029		1,665,000	1,779,663
Elk City Industrial Authority, 3.00%, 05/01/2039 (Callable 05/01/2029)		1,195,000	974,000
Lawton Industrial Development Authority
5.00%, 07/01/2037 (Callable 07/01/2033)		1,250,000	1,364,609
5.00%, 07/01/2038 (Callable 07/01/2033)		805,000	872,155
5.00%, 07/01/2039 (Callable 07/01/2033)		750,000	807,649
5.00%, 07/01/2040 (Callable 07/01/2033)		500,000	534,288
Love County Educational Facilities Authority
3.00%, 12/01/2036 (Callable 12/01/2031)		1,000,000	862,330
4.75%, 09/01/2037 (Callable 09/01/2034)		1,135,000	1,119,292
Mcintosh County Educational Facilities Authority
5.00%, 09/01/2032		535,000	581,169
5.00%, 09/01/2033		480,000	521,840
5.00%, 09/01/2034		800,000	864,555
5.00%, 09/01/2036 (Callable 09/01/2035)		795,000	844,079
Muskogee Industrial Trust
5.00%, 09/01/2027		275,000	283,732
4.00%, 09/01/2031 (Callable 09/01/2029)		500,000	507,336
4.00%, 09/01/2033 (Callable 09/01/2029)		1,500,000	1,506,034
Nowata County Educational Facilities Authority
5.00%, 09/01/2027		255,000	263,337
5.00%, 09/01/2028		280,000	293,607
5.00%, 09/01/2029		310,000	329,232
5.00%, 09/01/2030		670,000	721,000
5.00%, 09/01/2031		725,000	785,190
5.00%, 09/01/2032		300,000	325,698
5.00%, 09/01/2033		430,000	468,405
5.00%, 09/01/2036 (Callable 09/01/2035)		420,000	446,979
5.00%, 09/01/2037 (Callable 09/01/2035)		1,170,000	1,232,302
Oklahoma Capitol Improvement Authority, 3.00%, 07/01/2033 (Callable 07/01/2029)		1,290,000	1,243,389
Oklahoma County Finance Authority
5.00%, 09/01/2031		2,250,000	2,388,511
5.00%, 09/01/2035		3,750,000	3,908,638
Oklahoma Development Finance Authority, 3.30%, 08/15/2031 (Callable 10/01/2025) (a)		1,950,000	1,950,000
Oklahoma Turnpike Authority
5.00%, 01/01/2042 (Callable 01/01/2036) (f)		2,885,000	3,033,851
5.50%, 01/01/2053 (Callable 01/01/2032)		7,960,000	8,425,259
Okmulgee County Educational Facilities Authority, 4.00%, 09/01/2035 (Callable 09/01/2034)		1,955,000	1,908,485
Payne County Economic Development Authority, 4.25%, 09/01/2034		945,000	920,423
Pontotoc County Educational Facilities Authority
4.00%, 09/01/2026		200,000	201,716
4.00%, 09/01/2030		400,000	416,680
Tulsa County Independent School District No 1 Tulsa, 1.00%, 03/01/2026		2,000,000	1,978,610
Tulsa County Independent School District No 9 Union
0.05%, 04/01/2026		4,000,000	3,942,206
2.00%, 04/01/2027		2,800,000	2,755,332
			60,837,679

Oregon - 1.8%
Astoria Hospital Facilities Authority, 5.00%, 08/01/2034 (Callable 02/01/2034)		3,000,000	3,319,475
City of Portland OR Sewer System Revenue, 4.50%, 05/01/2032 (Callable 05/01/2026)		2,250,000	2,267,453
City of Redmond OR
5.00%, 06/01/2033 (b)		1,200,000	1,320,299
5.50%, 06/01/2052 (Callable 06/01/2035) (b)		1,000,000	1,056,228
Clackamas County School District No 12 North Clackamas, 5.00%, 06/15/2037 (Callable 06/15/2027)		1,000,000	1,021,861
Coos County School District No 9 Coos Bay, 5.00%, 06/15/2043 (Callable 06/15/2028)		2,500,000	2,550,803
County of Crook OR
0.00%, 06/01/2033 (Callable 06/01/2032) (e)		110,000	113,029
0.00%, 06/01/2037 (Callable 06/01/2032) (e)		345,000	344,140
0.00%, 12/01/2046 (Callable 06/01/2032) (e)		1,315,000	1,251,100
Hillsboro School District No 1J, 5.00%, 06/15/2036 (Callable 06/15/2027)		2,000,000	2,048,389
Lane County School District No 40 Creswell
0.00%, 06/15/2032 (e)		450,000	360,163
0.00%, 06/15/2033 (e)		400,000	306,017
0.00%, 06/15/2038 (Callable 06/15/2033) (e)		1,675,000	948,759
Marion County School District No 1 Gervais/OR, 5.25%, 06/15/2049 (Callable 06/15/2034)		4,815,000	5,192,324
Metro/OR, 5.00%, 06/15/2042 (Callable 06/15/2027)		2,000,000	2,018,988
Oregon Health & Science University
5.00%, 07/01/2034 (Callable 07/01/2026)		1,400,000	1,414,925
5.00%, 07/01/2046 (Callable 11/01/2031) (a)		1,130,000	1,248,680
Oregon State Business Development Commission, 3.80%, 12/01/2040 (Callable 02/01/2028) (a)		1,000,000	1,013,086
Oregon State Facilities Authority
5.00%, 10/01/2025		325,000	325,000
5.00%, 10/01/2027 (Callable 10/01/2026)		100,000	101,041
5.00%, 10/01/2028		150,000	157,067
5.00%, 10/01/2032 (Callable 10/01/2026)		2,050,000	2,056,110
Oregon State Lottery
5.25%, 04/01/2042 (Callable 04/01/2035)		1,105,000	1,223,155
5.25%, 04/01/2043 (Callable 04/01/2035)		1,500,000	1,649,411
Port of Morrow OR, 5.15%, 10/01/2026 (Callable 10/22/2025) (c)		6,750,000	6,749,917
State of Oregon
5.25%, 06/01/2044 (Callable 06/01/2035)		1,160,000	1,274,822
5.25%, 06/01/2045 (Callable 06/01/2035)		1,700,000	1,859,009
State of Oregon Housing & Community Services Department
3.90%, 01/01/2033 (Callable 11/01/2025) (b)		70,000	69,952
3.60%, 07/01/2034 (Callable 11/01/2025)		700,000	699,985
2.90%, 07/01/2043 (Callable 07/01/2027)		1,000,000	762,602
4.00%, 07/01/2047 (Callable 07/01/2026)		155,000	155,254
3.50%, 01/01/2051 (Callable 01/01/2029)		135,000	134,939
Washington & Multnomah Counties School District No 48J Beaverton
5.00%, 06/15/2035 (Callable 06/15/2027)		1,000,000	1,026,367
0.00%, 06/15/2037 (Callable 06/15/2035) (e)		3,500,000	2,205,740
Washington County School District No 13 Banks
0.00%, 06/15/2028 (e)		400,000	369,213
0.00%, 06/15/2029 (e)		450,000	402,696
Yamhill County Hospital Authority, 4.00%, 11/15/2026 (Callable 10/22/2025)		195,000	194,226
			49,212,225

Pennsylvania - 5.6%
Allegheny County Hospital Development Authority, 5.00%, 04/01/2035 (Callable 04/01/2028)		1,200,000	1,244,730
Allegheny County Sanitary Authority, 5.00%, 12/01/2045 (Callable 12/01/2025)		2,500,000	2,503,786
Allentown City School District, 5.00%, 02/01/2032 (Callable 08/01/2029)		1,545,000	1,642,856
Bethlehem Area School District, 5.00%, 08/01/2035 (Callable 02/01/2033)		750,000	836,231
Bucks County Industrial Development Authority
5.00%, 07/01/2028		2,020,000	2,109,727
5.00%, 07/01/2029		1,050,000	1,112,309
5.00%, 07/01/2032 (Callable 07/01/2031)		1,000,000	1,076,123
5.00%, 07/01/2033 (Callable 07/01/2031)		1,150,000	1,229,660
5.00%, 07/01/2035 (Callable 07/01/2031)		1,100,000	1,161,168
Central Bradford Progress Authority, 3.53%, 12/01/2041 (Callable 10/01/2025) (a)		900,000	900,000
Cheltenham Township School District, 3.00%, 02/15/2029 (Callable 10/22/2025)		45,000	45,007
Chester County Industrial Development Authority
5.00%, 03/01/2027 (Callable 09/01/2026)		2,000,000	2,023,434
5.00%, 08/01/2030 (Callable 11/01/2025)		95,000	95,042
5.00%, 08/01/2035 (Callable 11/01/2025)		730,000	729,667
5.00%, 08/01/2045 (Callable 11/01/2025)		655,000	596,392
City of Bradford PA
4.00%, 11/01/2026 (Callable 11/01/2025)		415,000	415,377
4.00%, 11/01/2027 (Callable 11/01/2025)		370,000	370,330
City of Erie Higher Education Building Authority, 5.00%, 05/01/2029		370,000	386,884
City of Hazleton PA, 5.00%, 09/15/2040 (Callable 09/15/2030)		2,000,000	2,055,903
City of Philadelphia PA, 5.00%, 08/01/2036 (Callable 08/01/2027)		3,000,000	3,087,220
City of Philadelphia PA Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027) (b)		1,500,000	1,546,708
5.00%, 07/01/2031 (Callable 07/01/2027) (b)		1,250,000	1,285,861
5.00%, 07/01/2033 (Callable 07/01/2027) (b)		2,500,000	2,561,028
City of Philadelphia PA Water & Wastewater Revenue, 5.25%, 09/01/2049 (Callable 09/01/2034)		4,050,000	4,306,877
City of York PA
5.00%, 11/15/2025		525,000	525,468
5.00%, 11/15/2026		205,000	207,336
5.00%, 11/15/2027		220,000	225,086
Coatesville School District, 5.00%, 11/15/2031 (Callable 11/15/2030)		3,000,000	3,268,978
Commonwealth of Pennsylvania, 5.00%, 08/15/2034		5,000,000	5,797,168
County of Lackawanna PA, 3.25%, 09/15/2035 (Callable 11/01/2025)		50,000	49,108
Cumberland County Municipal Authority, 5.00%, 01/01/2029 (Callable 11/01/2025)		50,000	50,029
Dauphin County General Authority, 5.00%, 06/01/2035 (Callable 06/01/2026)		1,800,000	1,816,624
Delaware County Industrial Development Authority/PA, 4.38%, 06/01/2026 (c)		390,000	391,073
Delaware County Regional Water Quality Control Authority, 5.00%, 11/01/2041 (Callable 11/01/2026)		4,250,000	4,284,595
Delaware County Vocational & Technical School Authority, 4.00%, 11/01/2054 (Callable 11/01/2032)		6,000,000	5,472,956
Delaware River Joint Toll Bridge Commission, 5.00%, 07/01/2042 (Callable 07/01/2027)		3,250,000	3,301,504
East Allegheny School District, 0.00%, 02/01/2039 (e)		975,000	547,581
East Hempfield Township Industrial Development Authority, 5.00%, 12/01/2027 (Callable 12/01/2025)		1,510,000	1,511,973
Erie Sewer Authority
5.00%, 12/01/2041 (Callable 12/01/2033)		1,800,000	1,889,406
5.00%, 12/01/2042 (Callable 12/01/2033)		900,000	940,336
5.00%, 12/01/2043 (Callable 12/01/2033)		1,225,000	1,270,819
Geisinger Authority, 5.00%, 02/15/2039 (Callable 02/15/2027)		1,150,000	1,166,339
Health Care Facilities Authority of Sayre, 3.63% (3 mo. Term SOFR + 0.83%), 12/01/2031 (Callable 11/01/2025)		2,355,000	2,336,249
Highlands School District
5.00%, 04/15/2034 (Callable 04/15/2032)		330,000	359,795
5.00%, 04/15/2035 (Callable 04/15/2032)		270,000	292,743
Indiana County Municipal Services Authority, 5.00%, 10/01/2030		270,000	295,525
Lancaster School District, 5.00%, 06/01/2044 (Callable 06/01/2033)		2,000,000	2,106,978
Latrobe Industrial Development Authority, 5.00%, 03/01/2026		260,000	260,877
Northeastern Pennsylvania Hospital and Education Authority, 5.00%, 05/01/2033 (Callable 05/01/2029)		460,000	468,586
Northern Lebanon School District, 3.00%, 09/01/2034 (Callable 09/01/2029)		910,000	870,313
Pennsylvania Economic Development Financing Authority
5.00%, 12/31/2029 (Callable 06/30/2026) (b)		3,655,000	3,696,513
5.00%, 03/15/2060 (Callable 09/15/2031) (a)		4,500,000	4,949,700
Pennsylvania Economic Development Financing Authority Parking System Revenue
5.00%, 01/01/2027		1,100,000	1,129,614
0.00%, 01/01/2031 (e)		1,405,000	1,173,799
0.00%, 01/01/2037 (e)		3,495,000	2,216,240
Pennsylvania Higher Education Assistance Agency
4.50%, 06/01/2043 (Callable 06/01/2031) (b)		975,000	989,225
4.75%, 06/01/2046 (Callable 06/01/2034) (b)		4,000,000	4,003,984
Pennsylvania Higher Educational Facilities Authority
5.00%, 05/01/2033 (Callable 11/01/2027)		390,000	399,357
5.00%, 05/01/2035 (Callable 05/01/2026)		2,000,000	2,009,350
5.00%, 07/01/2035 (Callable 07/01/2026)		1,300,000	1,261,652
5.00%, 08/15/2042 (Callable 08/15/2027)		2,500,000	2,529,959
5.00%, 08/15/2049 (Callable 08/15/2029)		1,000,000	1,014,745
Pennsylvania Housing Finance Agency
3.20%, 04/01/2040 (Callable 11/01/2025)		155,000	134,588
5.50%, 10/01/2053		1,260,000	1,335,890
6.25%, 10/01/2053 (Callable 04/01/2033)		1,830,000	1,988,276
Pennsylvania Turnpike Commission
6.00%, 12/01/2030 (Callable 12/01/2027)		930,000	992,267
5.00%, 12/01/2036 (Callable 12/01/2027)		1,935,000	1,998,777
5.13%, 12/01/2039 (Callable 06/01/2029)		505,000	530,125
5.13%, 12/01/2040 (Callable 06/01/2029)		45,000	46,789
5.00%, 12/01/2041 (Callable 12/01/2025)		2,935,000	2,951,951
5.50%, 12/01/2042 (Callable 12/01/2026)		1,835,000	1,868,533
4.90%, 12/01/2044 (Callable 12/01/2026)		1,435,000	1,446,698
5.00%, 12/01/2044 (Callable 12/01/2029)		2,000,000	2,030,253
5.00%, 12/01/2045 (Callable 06/01/2032) (a)		3,500,000	3,945,975
5.25%, 12/01/2045 (Callable 12/01/2025)		2,000,000	2,001,817
Philadelphia Authority for Industrial Development, 5.25%, 11/01/2052 (Callable 11/01/2032)		1,750,000	1,796,273
Philadelphia Gas Works Co.
5.00%, 10/01/2030 (Callable 10/01/2026)		1,000,000	1,019,180
5.00%, 10/01/2034 (Callable 10/01/2026)		400,000	406,129
Philadelphia Municipal Authority
5.00%, 04/01/2038 (Callable 04/01/2027)		1,000,000	1,015,949
5.00%, 04/01/2039 (Callable 04/01/2027)		1,000,000	1,014,602
Public Parking Authority Of Pittsburgh, 5.00%, 12/01/2026 (Callable 11/01/2025)		90,000	90,166
Reading School District
0.00%, 01/15/2026 (e)		190,000	187,976
0.00%, 01/15/2027 (e)		50,000	47,724
5.00%, 03/01/2037 (Callable 03/01/2027)		1,750,000	1,784,649
5.00%, 03/01/2038 (Callable 03/01/2027)		1,000,000	1,018,200
Ridley School District, 5.00%, 11/15/2050 (Callable 05/15/2032)		5,500,000	5,604,424
School District of Philadelphia
5.00%, 09/01/2031 (Callable 09/01/2029)		1,000,000	1,079,681
5.00%, 09/01/2043 (Callable 09/01/2028)		1,500,000	1,529,535
Scranton-Lackawanna Health and Welfare Authority, 5.00%, 11/01/2030		555,000	606,724
State Public School Building Authority
5.00%, 12/01/2028 (Callable 12/01/2026)		15,000	15,444
5.00%, 06/01/2032 (Callable 12/01/2026)		4,825,000	4,922,816
5.00%, 12/01/2032 (Callable 12/01/2026)		1,600,000	1,630,407
5.00%, 06/01/2033 (Callable 12/01/2026)		4,850,000	4,940,495
Suburban Lancaster Sewer Authority, 5.00%, 06/15/2035 (Callable 06/15/2029)		1,100,000	1,169,863
West York Area School District, 5.00%, 04/01/2038 (Callable 04/01/2032)		1,250,000	1,342,002
Westmoreland County Industrial Development Authority/PA, 5.00%, 07/01/2028		700,000	728,286
Westmoreland County Municipal Authority, 5.00%, 08/15/2049 (Callable 08/15/2033)		1,350,000	1,393,301
York County Industrial Development Authority/PA, 4.00%, 06/01/2029 (Callable 11/01/2025) (b)		795,000	795,142
			153,814,810

Rhode Island - 0.7%
City of Pawtucket RI, 4.50%, 10/24/2025		1,000,000	1,000,516
Providence Public Building Authority
5.00%, 09/15/2038 (Callable 09/15/2029)		2,470,000	2,558,718
5.25%, 09/15/2043 (Callable 09/15/2034)		1,000,000	1,063,347
5.25%, 09/15/2044 (Callable 09/15/2034)		1,000,000	1,056,952
Providence Redevelopment Agency, 5.00%, 04/01/2027 (Callable 11/01/2025)		500,000	500,378
Rhode Island Health and Educational Building Corp.
5.00%, 05/15/2039 (Callable 05/15/2027)		2,520,000	2,569,698
5.50%, 05/15/2049 (Callable 05/15/2034)		3,000,000	3,246,916
Rhode Island Housing & Mortgage Finance Corp.
1.70%, 04/01/2031 (Callable 04/01/2030)		150,000	135,898
2.10%, 10/01/2035 (Callable 10/01/2029)		590,000	489,246
3.35%, 10/01/2055 (Callable 10/01/2026) (a)		1,000,000	1,004,013
Rhode Island Student Loan Authority
5.00%, 12/01/2028 (b)		1,175,000	1,237,630
5.00%, 12/01/2031 (b)		3,350,000	3,592,081
			18,455,393

South Carolina - 1.5%
Charleston Housing Authority/SC, 5.00%, 12/01/2041 (Callable 12/01/2034)		1,450,000	1,471,239
City of Myrtle Beach SC, 5.00%, 10/01/2029 (Callable 10/01/2026)		500,000	510,825
County of Lancaster SC, 4.00%, 06/01/2032 (Callable 06/01/2027)		997,000	1,003,355
South Carolina Jobs-Economic Development Authority
5.25%, 11/15/2028 (Callable 11/01/2025)		2,000,000	2,002,075
5.75%, 11/15/2029 (Callable 11/01/2025)		1,000,000	1,000,225
4.00%, 08/15/2030 (Callable 08/15/2026)		130,000	130,425
5.00%, 05/01/2033 (Callable 05/01/2028)		1,750,000	1,829,916
5.25%, 08/15/2033 (Callable 08/15/2026)		350,000	354,249
5.00%, 05/01/2034 (Callable 05/01/2028)		1,435,000	1,496,570
5.00%, 05/01/2043 (Callable 05/01/2028)		2,000,000	2,026,188
5.25%, 08/15/2046 (Callable 08/15/2026)		2,930,000	2,935,404
South Carolina Public Service Authority
5.00%, 12/01/2031 (Callable 06/01/2026)		3,440,000	3,486,169
5.00%, 12/01/2032 (Callable 06/01/2026)		3,465,000	3,510,629
5.00%, 12/01/2037 (Callable 12/01/2026)		2,000,000	2,027,556
5.00%, 12/01/2040 (Callable 12/01/2034)		2,100,000	2,279,571
5.00%, 12/01/2042 (Callable 12/01/2034)		1,255,000	1,336,556
5.50%, 12/01/2054 (Callable 12/01/2034)		1,540,000	1,637,233
South Carolina State Housing Finance & Development Authority
5.00%, 04/01/2028 (Callable 04/01/2027) (a)		1,125,000	1,159,795
3.50%, 07/01/2043 (Callable 01/01/2026)		20,000	19,984
6.50%, 07/01/2055 (Callable 07/01/2033)		4,000,000	4,576,812
South Carolina Transportation Infrastructure Bank, 5.00%, 10/01/2040 (Callable 10/01/2027)		3,205,000	3,276,927
Three Rivers Solid Waste Authority/SC
0.00%, 10/01/2025 (e)		1,085,000	1,085,000
0.00%, 10/01/2026 (e)		650,000	627,608
0.00%, 10/01/2031 (e)		500,000	400,065
			40,184,376

South Dakota - 0.8%
City of Rapid City SD Airport Revenue, 4.00%, 12/01/2035 (Callable 12/01/2029)		250,000	240,508
South Dakota Health & Educational Facilities Authority
5.00%, 09/01/2032 (Callable 09/01/2027)		100,000	102,825
5.00%, 09/01/2040 (Callable 09/01/2027)		7,180,000	7,254,707
5.00%, 11/01/2051 (Callable 11/01/2031) (a)		3,000,000	3,303,642
South Dakota Housing Development Authority
6.25%, 05/01/2055 (Callable 05/01/2032)		1,935,000	2,103,281
6.25%, 05/01/2056		7,000,000	7,998,759
Viborg-Hurley School District No 60-6
5.00%, 08/01/2040 (Callable 08/01/2033)		540,000	578,088
5.00%, 08/01/2044 (Callable 08/01/2033)		680,000	703,818
			22,285,628

Tennessee - 1.5%
City of Chattanooga TN Electric Revenue, 5.00%, 09/01/2039 (Callable 09/01/2031)		780,000	831,644
City of Jackson TN
5.00%, 04/01/2033 (Callable 10/01/2028)		1,755,000	1,825,395
5.00%, 04/01/2036 (Callable 10/22/2025)		2,000,000	2,000,819
Cleveland Health & Educational Facilities Board, 4.20%, 05/01/2040		2,990,000	2,970,727
Knox County Health Educational & Housing Facility Board
5.00%, 09/01/2029 (Callable 09/01/2026)		325,000	329,503
5.00%, 09/01/2030 (Callable 09/01/2026)		925,000	937,219
5.00%, 09/01/2031 (Callable 09/01/2026)		100,000	101,178
3.30%, 12/01/2043 (a)		646,000	651,886
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd
4.00%, 10/01/2028		50,000	50,289
5.00%, 07/01/2035 (Callable 07/01/2026)		7,325,000	7,390,502
5.00%, 05/01/2036 (Callable 05/01/2033)		800,000	874,471
New Memphis Arena Public Building Authority
0.00%, 04/01/2028 (e)		1,990,000	1,964,657
0.00%, 04/01/2029 (e)		1,065,000	1,053,954
0.00%, 04/01/2030 (e)		765,000	758,436
0.00%, 04/01/2031 (e)		1,670,000	1,649,575
Shelby County Health Educational & Housing Facilities Board
5.00%, 05/01/2030 (Callable 05/01/2027)		1,440,000	1,479,106
5.00%, 05/01/2035 (Callable 05/01/2027)		3,665,000	3,731,341
Tennergy Corp./TN
5.50%, 12/01/2028		1,000,000	1,062,285
5.50%, 10/01/2053 (Callable 09/01/2030) (a)		1,000,000	1,079,222
Tennessee Energy Acquisition Corp.
5.00%, 02/01/2027		125,000	127,341
5.00%, 05/01/2053 (Callable 02/01/2028) (a)		2,000,000	2,087,897
Tennessee Housing Development Agency
3.85%, 01/01/2035 (Callable 10/22/2025)		1,205,000	1,205,137
2.05%, 07/01/2036 (Callable 07/01/2030)		425,000	345,253
2.90%, 07/01/2039 (Callable 01/01/2029)		605,000	507,654
3.85%, 07/01/2043 (Callable 07/01/2027)		1,475,000	1,365,785
4.00%, 07/01/2048 (Callable 01/01/2027)		345,000	346,179
4.50%, 07/01/2049 (Callable 01/01/2028)		10,000	10,127
6.25%, 01/01/2054 (Callable 07/01/2032)		1,485,000	1,618,031
Williamson County Industrial Development Board, 5.00%, 05/01/2042 (Callable 11/01/2026) (a)		3,561,000	3,637,024
			41,992,637

Texas - 12.8%
Allen Independent School District, 5.00%, 02/15/2031 (Callable 02/15/2026)		1,000,000	1,007,968
Argyle Independent School District
5.00%, 08/15/2037 (Callable 08/15/2035)		925,000	1,025,850
5.00%, 08/15/2038 (Callable 08/15/2035)		910,000	999,840
Arlington Higher Education Finance Corp.
5.00%, 02/15/2031 (Callable 11/01/2025)		1,675,000	1,676,756
5.00%, 02/15/2032 (Callable 11/01/2025)		1,500,000	1,501,253
Aubrey Independent School District
5.00%, 02/15/2038 (Callable 02/15/2035)		805,000	883,052
5.00%, 02/15/2039 (Callable 02/15/2035)		1,700,000	1,847,113
Austin Convention Enterprises, Inc., 5.00%, 01/01/2028 (Callable 01/01/2027)		450,000	454,916
Austin-Bergstrom Landhost Enterprises, Inc.
5.00%, 10/01/2031 (Callable 10/01/2027)		1,900,000	1,954,668
5.00%, 10/01/2035 (Callable 10/01/2027)		1,310,000	1,333,932
Baytown Municipal Development District, 5.00%, 10/01/2032 (Callable 10/01/2031)		825,000	871,265
Blue Ridge Independent School District
5.25%, 02/15/2045 (Callable 02/15/2035)		750,000	801,270
5.25%, 02/15/2050 (Callable 02/15/2035)		495,000	527,068
5.50%, 02/15/2055 (Callable 02/15/2035)		1,500,000	1,624,168
Boerne Independent School District
3.85%, 12/01/2043 (a)		2,905,000	2,969,870
4.00%, 02/01/2054 (a)		1,320,000	1,355,820
Brazos Higher Education Authority, Inc.
5.00%, 04/01/2029 (b)		1,250,000	1,312,736
5.00%, 04/01/2030 (b)		2,000,000	2,122,150
2.35%, 04/01/2040 (Callable 04/01/2030) (b)		5,000	4,951
4.00%, 04/01/2045 (Callable 04/01/2034) (b)		4,225,000	3,787,888
Brushy Creek Regional Utility Authority, Inc., 4.00%, 08/01/2031 (Callable 08/01/2026)		785,000	790,150
Cibolo Canyons Special Improvement District, 3.50%, 08/15/2026 (Callable 11/01/2025)		105,000	105,031
City of Austin TX Airport System Revenue
5.00%, 11/15/2031 (Callable 11/15/2026) (b)		920,000	936,132
5.00%, 11/15/2034 (Callable 11/15/2026) (b)		3,200,000	3,239,372
5.00%, 11/15/2035 (Callable 11/15/2026) (b)		1,805,000	1,824,452
City of Beaumont TX Waterworks & Sewer System Revenue
5.00%, 09/01/2026		250,000	255,183
5.00%, 09/01/2027		200,000	208,431
City of Brownsville TX
5.00%, 02/15/2026		180,000	181,556
5.00%, 02/15/2027		250,000	258,477
5.00%, 02/15/2028		225,000	237,770
5.00%, 02/15/2029		400,000	431,390
5.00%, 02/15/2030		520,000	571,038
5.00%, 02/15/2031		585,000	651,956
City of Brownsville TX Utilities System Revenue, 5.00%, 09/01/2032 (Callable 09/01/2031)		100,000	111,737
City of Celina TX
5.00%, 09/01/2026		411,000	417,274
5.00%, 09/01/2027		278,000	287,557
5.00%, 09/01/2033 (Callable 09/01/2032)		562,000	610,545
5.00%, 09/01/2034 (Callable 09/01/2032)		376,000	407,276
5.00%, 09/01/2035 (Callable 09/01/2032)		318,000	341,701
City of Dallas Housing Finance Corp.
5.00%, 08/01/2027 (Callable 08/01/2026) (a)		1,785,000	1,813,199
5.00%, 07/01/2042 (Callable 01/01/2027) (a)		1,570,000	1,609,068
City of Dallas TX Hotel Occupancy Tax Revenue, 4.00%, 08/15/2028 (Callable 08/15/2026)		2,000,000	2,014,190
City of El Paso TX, 4.00%, 08/15/2032 (Callable 08/15/2026)		2,000,000	2,013,714
City of Fort Worth TX
5.00%, 09/01/2031		744,000	817,520
5.00%, 09/01/2032 (Callable 09/01/2031)		785,000	855,726
5.00%, 09/01/2033 (Callable 09/01/2031)		826,000	893,112
5.00%, 09/01/2034 (Callable 09/01/2031)		870,000	936,820
City of Godley TX
5.25%, 08/15/2041 (Callable 08/15/2034)		1,990,000	2,137,744
5.25%, 08/15/2042 (Callable 08/15/2034)		1,095,000	1,167,445
5.25%, 08/15/2043 (Callable 08/15/2034)		1,205,000	1,276,730
5.25%, 08/15/2044 (Callable 08/15/2034)		1,170,000	1,234,923
5.25%, 08/15/2045 (Callable 08/15/2034)		2,395,000	2,527,009
City of Houston TX, 5.00%, 03/01/2031 (Callable 03/01/2027)		2,385,000	2,458,884
City of Houston TX Airport System Revenue
5.00%, 07/01/2032 (Callable 07/01/2028) (b)		915,000	951,414
5.00%, 07/01/2035 (Callable 07/01/2028) (b)		1,400,000	1,441,464
5.00%, 07/01/2038 (Callable 07/01/2028)		1,010,000	1,041,366
5.00%, 07/01/2039 (Callable 07/01/2028)		3,000,000	3,084,156
5.00%, 07/01/2041 (Callable 07/01/2028) (b)		750,000	756,175
City of Houston TX Hotel Occupancy Tax & Special Revenue, 5.00%, 09/01/2026 (Callable 11/01/2025)		765,000	766,328
City of Kyle TX
5.00%, 08/15/2041 (Callable 08/15/2034)		525,000	556,565
5.00%, 08/15/2043 (Callable 08/15/2034)		625,000	655,515
5.00%, 08/15/2044 (Callable 08/15/2034)		585,000	611,183
City of Levelland TX, 5.00%, 08/15/2036 (Callable 08/15/2032)		355,000	384,169
City of Liberty Hill TX Wastewater Treatment Facility Revenue, 5.00%, 09/01/2039 (Callable 09/01/2032)		475,000	507,536
City of Magnolia TX, 5.70%, 09/01/2046 (c)		450,000	445,113
City of Odessa TX, 4.00%, 03/01/2039 (Callable 03/01/2028)		1,000,000	923,426
City of Portland TX, 5.00%, 08/15/2039 (Callable 08/15/2033)		1,250,000	1,352,238
City of San Antonio TX, 3.00%, 08/01/2029 (Callable 08/01/2028)		3,000,000	3,016,337
City of San Antonio TX Electric & Gas Systems Revenue
5.25%, 02/01/2043 (Callable 08/01/2033)		2,515,000	2,682,571
5.50%, 02/01/2049 (Callable 08/01/2034)		5,000,000	5,397,267
City of San Marcos TX, 5.00%, 08/15/2038 (Callable 08/15/2027)		1,000,000	1,020,412
Clifton Higher Education Finance Corp.
5.00%, 08/15/2026		700,000	711,028
5.00%, 04/01/2029		1,000,000	1,071,830
3.95%, 12/01/2032 (Callable 11/01/2025)		225,000	225,026
4.25%, 12/01/2034 (Callable 11/01/2025)		410,000	410,027
4.38%, 02/15/2042 (Callable 02/15/2034)		1,000,000	996,498
4.00%, 02/15/2055 (a)		7,500,000	7,805,000
Collin County Municipal Utility District No 2
4.50%, 09/01/2030 (Callable 10/01/2029)		560,000	588,377
4.50%, 09/01/2032 (Callable 10/01/2029)		1,110,000	1,155,470
4.50%, 09/01/2034 (Callable 10/01/2029)		1,335,000	1,377,163
5.00%, 09/01/2038 (Callable 10/01/2029)		620,000	642,767
County of Wise TX
5.00%, 08/15/2026		330,000	333,521
5.00%, 08/15/2027		505,000	517,976
Dallas Fort Worth International Airport, 4.00%, 11/01/2038 (Callable 11/01/2030)		100,000	100,128
Dallas Independent School District, 5.00%, 02/15/2055 (a)		8,125,000	8,929,963
Denton Independent School District, 4.00%, 08/15/2055 (a)		2,000,000	2,079,705
Eagle Mountain & Saginaw Independent School District, 4.00%, 08/01/2050 (a)		3,000,000	3,069,343
Ector County Independent School District, 4.00%, 08/15/2049 (a)		3,020,000	3,092,204
El Paso Independent School District, 5.00%, 08/15/2038 (Callable 08/15/2026)		2,000,000	2,014,527
EP Cimarron Ventanas PFC
4.00%, 12/01/2034		1,600,000	1,603,685
4.13%, 12/01/2039 (Callable 12/01/2034)		2,000,000	1,951,443
EP La Privada PFC, 4.50%, 06/01/2040 (Callable 06/01/2035)		1,600,000	1,600,477
EP Tuscany Zaragosa PFC, 4.00%, 12/01/2033 (Callable 12/01/2028)		1,825,000	1,820,884
Flour Bluff Independent School District, 5.00%, 08/15/2035 (Callable 02/15/2035)		1,400,000	1,599,443
Forney Independent School District
5.25%, 08/15/2044 (Callable 08/15/2035)		1,300,000	1,413,894
5.25%, 08/15/2045 (Callable 08/15/2035)		1,500,000	1,625,732
Fort Bend County Municipal Utility District No 146, 3.13%, 09/01/2032 (Callable 11/01/2025)		300,000	292,378
Fort Bend Independent School District, 4.00%, 08/01/2054 (a)		9,000,000	9,210,129
Fourth Ward Redevelopment Authority
5.00%, 09/01/2030		255,000	278,915
5.00%, 09/01/2031		325,000	358,037
5.00%, 09/01/2032		315,000	348,272
5.00%, 09/01/2033		250,000	277,760
Freddie Mac Multifamily ML Certificates, 4.00%, 01/25/2040 (a)		2,932,905	2,879,752
Frisco Independent School District, 0.00%, 08/15/2029 (e)		100,000	89,275
FW Chaparral PFC
4.00%, 10/01/2035 (Callable 10/01/2032)		3,800,000	3,723,492
5.00%, 10/01/2035 (Callable 10/01/2032)		5,970,000	6,283,235
Gainesville Independent School District
5.25%, 02/15/2047 (Callable 08/15/2035)		1,770,000	1,901,488
5.25%, 02/15/2048 (Callable 08/15/2035)		925,000	992,476
Galena Park Independent School District, 0.00%, 08/15/2026 (e)		1,525,000	1,488,701
Generation Park Management District, 4.00%, 09/01/2028 (Callable 11/01/2025)		125,000	125,109
Grand Mission Municipal Utility District No 2, 2.25%, 09/01/2028 (Callable 11/01/2025)		95,000	91,562
Grand Parkway Transportation Corp.
5.75%, 10/01/2044 (Callable 10/01/2028)		2,500,000	2,640,307
5.80%, 10/01/2046 (Callable 10/01/2028)		3,000,000	3,164,953
5.85%, 10/01/2047 (Callable 10/01/2028)		3,000,000	3,166,446
5.00%, 10/01/2052 (Callable 01/01/2028) (a)		4,000,000	4,188,130
Greater Texoma Utility Authority, 5.00%, 10/01/2039 (Callable 10/01/2032)		1,000,000	1,059,882
Green Valley Special Utility District
7.00%, 09/15/2030		615,000	727,926
7.00%, 09/15/2031		545,000	659,240
Greenwood Utility District/TX, 9.00%, 08/01/2034 (Callable 02/01/2030)		205,000	250,222
Gulf Coast Industrial Development Authority, 2.55%, 11/01/2041 (Callable 10/01/2025) (a)		3,910,000	3,910,000
Harris County Cultural Education Facilities Finance Corp.
4.00%, 11/15/2029 (Callable 05/15/2026)		285,000	286,690
5.00%, 05/15/2050 (Callable 05/15/2030) (a)		3,000,000	3,286,054
5.00%, 11/15/2054 (Callable 02/15/2032) (a)		9,450,000	10,293,213
Harris County Hospital District, 2.93%, 02/15/2042 (Callable 10/01/2025) (a)		190,000	190,000
Harris County Municipal Utility District No 165
5.00%, 03/01/2035 (Callable 03/01/2031)		665,000	719,635
5.00%, 03/01/2036 (Callable 03/01/2031)		690,000	741,465
4.13%, 03/01/2044 (Callable 10/01/2031)		1,330,000	1,228,478
Harris County Municipal Utility District No 406, 3.63%, 09/01/2034 (Callable 09/01/2028)		380,000	364,021
Huffman Independent School District, 5.25%, 02/15/2041 (Callable 02/15/2035)		1,065,000	1,165,476
Karnes County Hospital District, 5.00%, 02/01/2044 (Callable 02/01/2029) (a)		3,000,000	3,157,625
Katy Independent School District, 5.00%, 02/15/2042 (Callable 02/15/2027)		1,950,000	1,976,512
Kaufman County Municipal Utility District No 7, 3.75%, 09/01/2032 (Callable 11/01/2025)		295,000	295,120
Kendall County Water Control & Improvement District No 2A, 5.00%, 09/01/2038 (Callable 11/01/2030)		1,000,000	1,045,670
La Feria Independent School District/TX
5.00%, 02/15/2045 (Callable 02/15/2035)		480,000	500,281
5.25%, 02/15/2050 (Callable 02/15/2035)		795,000	844,619
Lake Dallas Independent School District, 0.00%, 08/15/2026 (e)		4,890,000	4,769,168
Las Varas Public Facility Corp., 4.25%, 10/01/2035 (Callable 10/01/2032)		2,000,000	1,973,738
Leander Independent School District
0.00%, 08/15/2027 (e)		1,675,000	1,591,301
0.00%, 08/15/2030 (e)		540,000	470,405
0.00%, 08/15/2031 (e)		500,000	420,118
0.00%, 08/15/2032 (e)		600,000	484,382
Love Field Airport Modernization Corp., 5.00%, 11/01/2029 (Callable 11/01/2025) (b)		2,140,000	2,143,375
Lower Colorado River Authority
4.75%, 01/01/2028		5,000	5,121
5.00%, 05/15/2039 (Callable 05/15/2029)		1,000,000	1,035,736
Matagorda County Navigation District No 1, 4.55%, 05/01/2030 (b)		1,000,000	1,048,203
Mckinney Municipal Utility District No 1, 3.38%, 09/01/2034 (Callable 05/01/2030)		170,000	167,684
Mckinney Municipal Utility District No 2
6.50%, 09/01/2029		345,000	390,707
6.00%, 09/01/2030 (Callable 09/01/2029)		290,000	322,120
6.50%, 09/01/2030 (Callable 09/01/2029)		360,000	406,479
6.50%, 09/01/2031 (Callable 09/01/2029)		380,000	427,138
6.50%, 09/01/2032 (Callable 09/01/2029)		170,000	190,252
Melissa Independent School District
5.00%, 02/01/2029		175,000	188,679
5.00%, 02/01/2031		250,000	279,630
New Hope Cultural Education Facilities Finance Corp.
4.63%, 10/01/2030 (Callable 10/01/2026)		1,500,000	1,509,604
5.25%, 10/01/2030 (Callable 10/01/2026)		1,000,000	1,006,617
North Texas Higher Education Authority, Inc.
4.13%, 06/01/2045 (Callable 06/01/2031) (b)		2,025,000	1,987,245
4.50%, 06/01/2046 (Callable 06/01/2034) (b)		4,000,000	4,004,054
North Texas Tollway Authority
0.00%, 01/01/2030 (e)		380,000	334,716
0.00%, 01/01/2035 (e)		3,240,000	2,333,816
0.00%, 01/01/2036 (e)		1,690,000	1,158,602
0.00%, 01/01/2037 (e)		5,050,000	3,288,204
5.00%, 01/01/2039 (Callable 01/01/2026)		1,015,000	1,018,020
5.00%, 01/01/2043 (Callable 01/01/2028)		2,000,000	2,032,811
Northlake Municipal Management District No 1, 6.75%, 03/01/2029		395,000	444,372
Odessa Junior College District
5.25%, 07/01/2044 (Callable 07/01/2034)		300,000	316,105
5.25%, 07/01/2045 (Callable 07/01/2034)		320,000	336,657
Pecos Barstow Toyah Independent School District, 5.00%, 02/15/2039 (Callable 02/15/2026)		2,500,000	2,508,585
Perryton Independent School District, 5.00%, 08/15/2036 (Callable 08/15/2034)		640,000	712,116
Ponder Independent School District, 4.00%, 02/15/2051 (a)		2,000,000	2,047,817
Port Authority of Houston of Harris County Texas, 5.00%, 10/01/2032 (Callable 10/01/2028) (b)		1,400,000	1,465,312
Port Freeport TX
5.00%, 06/01/2028 (Callable 11/01/2025) (b)		1,090,000	1,091,277
5.00%, 06/01/2029 (Callable 11/01/2025) (b)		1,145,000	1,146,287
Port Neches-Groves Independent School District/TX, 2.00%, 02/15/2034 (Callable 02/15/2029)		2,115,000	1,846,104
Port of Port Arthur Navigation District
2.65%, 04/01/2040 (Callable 10/01/2025) (a)		3,000,000	3,000,000
3.25%, 11/01/2040 (Callable 10/01/2025) (a)		8,000,000	8,000,000
Pottsboro Higher Education Finance Corp., 5.00%, 08/15/2046 (Callable 08/15/2026)		1,000,000	905,653
Pottsboro Independent School District/TX, 4.00%, 02/15/2052 (a)		2,800,000	2,866,944
Prosper Independent School District, 5.00%, 02/15/2038 (Callable 02/15/2028)		2,000,000	2,068,002
PSC/TX, 3.75%, 12/01/2040		2,295,000	2,293,371
San Angelo Independent School District, 5.00%, 02/15/2035		3,500,000	4,041,398
San Antonio Housing Trust Public Facility Corp., 4.00%, 07/01/2045 (Callable 08/01/2027) (a)		5,000,000	5,125,193
San Antonio Municipal Facilities Corp., 5.00%, 08/01/2050 (a)		1,250,000	1,297,747
Southeast Regional Management District, 5.00%, 04/01/2030		115,000	124,794
Springtown Independent School District, 5.00%, 02/15/2048 (Callable 08/15/2035)		5,000,000	5,204,019
Strategic Housing Finance Corp. of Travis County, 3.35%, 03/01/2046 (Callable 10/01/2026) (a)		3,000,000	3,012,467
Tarrant County Cultural Education Facilities Finance Corp.
2.25%, 11/15/2025		200,000	199,543
5.00%, 11/15/2026		290,000	293,819
5.00%, 11/15/2027		2,300,000	2,347,827
2.75%, 02/15/2036 (Callable 10/22/2025) (a)(d)		5,385,000	5,110,219
5.00%, 07/01/2038 (Callable 01/01/2029)		2,000,000	2,068,159
5.00%, 07/01/2043 (Callable 01/01/2029)		4,000,000	4,073,088
Tarrant County Hospital District, 4.00%, 08/15/2043 (Callable 08/15/2032)		500,000	474,625
Tender Option Bond Trust Receipts/Certificates, 2.70%, 03/01/2033 (a)(c)		6,500,000	6,500,000
Texas Department of Housing & Community Affairs, 3.38%, 09/01/2039 (Callable 09/01/2028)		2,050,000	1,886,240
Texas Municipal Gas Acquisition & Supply Corp. III
5.00%, 12/15/2029		5,000,000	5,323,185
5.00%, 12/15/2030		125,000	134,582
Texas Municipal Gas Acquisition & Supply Corp. IV, 5.50%, 01/01/2054 (Callable 07/01/2029) (a)		4,470,000	4,882,115
Texas Municipal Gas Acquisition and Supply Corp. I
4.33% (3 mo. Term SOFR + 1.63%), 12/15/2026 (Callable 10/01/2025)		500,000	500,137
6.25%, 12/15/2026		2,845,000	2,905,116
Texas Municipal Gas Acquisition and Supply Corp. II, 3.75% (3 mo. Term SOFR + 1.05%), 09/15/2027		1,280,000	1,283,838
Texas Public Finance Authority
5.25%, 05/01/2037 (Callable 05/01/2033)		400,000	432,320
5.25%, 05/01/2039 (Callable 05/01/2033)		500,000	531,991
Texas State Affordable Housing Corp., 3.90%, 03/01/2038 (Callable 03/01/2033)		200,000	196,868
Texas Water Development Board
4.50%, 10/15/2043 (Callable 10/15/2035)		1,500,000	1,531,481
4.88%, 10/15/2048 (Callable 10/15/2033)		5,000,000	5,162,924
University of Houston
2.00%, 02/15/2032 (Callable 02/15/2030)		2,095,000	1,898,729
5.00%, 02/15/2036 (Callable 02/15/2026)		1,900,000	1,909,965
Uptown Development Authority, 5.00%, 09/01/2034 (Callable 09/01/2026)		1,275,000	1,284,089
Venus Independent School District, 5.25%, 08/15/2042 (Callable 08/15/2035)		1,535,000	1,676,180
Viridian Municipal Management District
5.00%, 12/01/2037 (Callable 12/01/2029)		550,000	572,302
5.00%, 12/01/2039 (Callable 12/01/2029)		330,000	340,897
5.00%, 12/01/2042 (Callable 12/01/2029)		890,000	907,388
6.00%, 12/01/2043 (Callable 12/01/2029)		100,000	101,434
Waller County Road Improvement District No 1
6.00%, 03/01/2027		270,000	280,321
6.00%, 03/01/2028		285,000	305,757
6.00%, 03/01/2029		300,000	330,227
6.00%, 03/01/2030 (Callable 03/01/2029)		315,000	346,140
6.00%, 03/01/2031 (Callable 03/01/2029)		330,000	361,411
Woodridge Municipal Utility District, 3.75%, 09/01/2029 (Callable 11/01/2025)		45,000	45,013
Yoakum Independent School District
5.00%, 02/15/2027		120,000	124,053
5.00%, 02/15/2028		190,000	201,219
5.00%, 02/15/2029		230,000	249,030
5.00%, 02/15/2031		575,000	645,911
5.00%, 02/15/2032		305,000	346,215
			350,824,041

Utah - 1.3%
City of Salt Lake City UT Airport Revenue
5.00%, 07/01/2030 (Callable 07/01/2027) (b)		1,500,000	1,546,708
5.00%, 07/01/2034 (Callable 07/01/2027) (b)		1,000,000	1,021,478
5.00%, 07/01/2038 (Callable 07/01/2028) (b)		1,500,000	1,530,460
5.00%, 07/01/2042 (Callable 07/01/2027)		6,345,000	6,417,541
5.25%, 07/01/2048 (Callable 07/01/2033) (b)		4,000,000	4,115,752
County of Utah UT, 5.00%, 05/15/2041 (Callable 05/15/2026)		1,245,000	1,251,414
Downtown Revitalization Public Infrastructure District, 5.00%, 06/01/2036 (Callable 06/01/2030)		1,600,000	1,702,135
Nebo School District Local Building Authority, 2.00%, 07/01/2032 (Callable 07/01/2030)		1,880,000	1,730,211
Point Phase 1 Public Infrastructure District No 1, 5.13%, 03/01/2035 (Callable 09/01/2030)		1,000,000	1,033,284
Utah Board of Higher Education, 2.55%, 06/01/2038 (Callable 06/01/2029)		1,250,000	991,787
Utah Charter School Finance Authority
3.00%, 04/15/2027		160,000	159,468
4.00%, 10/15/2030		875,000	897,462
4.00%, 04/15/2032		1,000,000	1,026,357
4.00%, 04/15/2032		675,000	686,396
4.50%, 04/15/2037 (Callable 11/01/2025)		150,000	150,072
5.00%, 04/15/2037 (Callable 04/15/2026)		770,000	773,733
5.00%, 04/15/2040 (Callable 04/15/2033)		450,000	473,893
5.13%, 04/15/2045 (Callable 04/15/2033)		385,000	396,160
Utah Housing Corp.
4.00%, 01/01/2045 (Callable 01/01/2026)		155,000	155,096
4.50%, 10/21/2052		5,099,679	5,021,153
6.00%, 12/21/2052		738,994	803,396
6.00%, 02/21/2053		733,630	797,548
6.50%, 05/21/2053		821,934	890,985
6.00%, 06/21/2053		1,206,486	1,311,747
6.50%, 08/21/2053		82,072	90,196
6.50%, 01/01/2054 (Callable 07/01/2032)		960,000	1,050,711
			36,025,143

Vermont - 0.2%
Vermont Educational & Health Buildings Financing Agency, 5.00%, 12/01/2038 (Callable 06/01/2026)		1,000,000	1,002,842
Vermont Housing Finance Agency, 5.25%, 11/01/2052 (Callable 05/01/2032)		887,000	928,887
Vermont Student Assistance Corp.
5.00%, 06/15/2026 (b)		50,000	50,555
5.00%, 06/15/2031 (b)		2,185,000	2,321,216
			4,303,500

Virginia - 0.5%
Fairfax County Redevelopment & Housing Authority, 5.00%, 01/01/2045 (Callable 07/01/2027) (a)		3,250,000	3,359,671
Norfolk Redevelopment & Housing Authority, 5.00%, 05/01/2043 (Callable 05/01/2026) (a)		3,000,000	3,033,188
Northern Virginia Transportation Authority, 5.00%, 06/01/2030 (Callable 11/01/2025)		780,000	781,384
Virginia Beach Development Authority, 5.38%, 09/01/2029 (Callable 09/01/2026)		1,000,000	1,009,816
Virginia Resources Authority, 5.00%, 11/01/2045 (Callable 11/01/2025)		1,180,000	1,180,083
Virginia Small Business Financing Authority
5.00%, 10/01/2028		1,200,000	1,264,199
5.00%, 01/01/2035 (Callable 07/01/2027)		100,000	104,785
5.00%, 06/15/2060 (Callable 03/15/2035) (a)		2,000,000	2,199,111
			12,932,237

Washington - 2.5%
City of Marysville WA, 5.00%, 12/01/2044 (Callable 06/01/2028)		1,100,000	1,120,429
City of Tacoma WA Sewer Revenue, 5.00%, 12/01/2032 (Callable 10/22/2025)		2,000,000	2,001,766
Clark County School District No 114 Evergreen, 5.25%, 12/01/2040 (Callable 06/01/2032)		215,000	233,641
County of King WA Sewer Revenue, 0.88%, 01/01/2042 (Callable 10/22/2025) (a)		1,905,000	1,890,052
County of Lewis WA, 3.00%, 12/01/2026 (Callable 10/22/2025)		100,000	100,001
Grant County Public Hospital District No 2, 5.50%, 12/01/2044 (Callable 06/01/2034)		930,000	956,659
King County Housing Authority
5.00%, 01/01/2028 (Callable 01/01/2027)		1,000,000	1,024,766
4.00%, 11/01/2033 (Callable 11/01/2029)		600,000	615,115
5.00%, 01/01/2035 (Callable 07/01/2034)		240,000	259,699
5.00%, 07/01/2035 (Callable 07/01/2034)		255,000	275,727
5.00%, 07/01/2040 (Callable 07/01/2034)		1,500,000	1,548,778
5.38%, 07/01/2045 (Callable 07/01/2034)		4,120,000	4,295,116
King County Public Hospital District No 1
5.00%, 12/01/2028 (Callable 12/01/2026)		225,000	230,174
5.00%, 12/01/2030 (Callable 12/01/2026)		400,000	408,273
King County Public Hospital District No 4, 7.00%, 12/01/2060 (Callable 12/01/2035)		5,625,000	5,679,498
Kitsap County School District No 303 Bainbridge Island, 4.00%, 12/01/2027 (Callable 06/01/2027)		1,000,000	1,022,291
Pacific County Public Healthcare Services District No 3
5.25%, 12/01/2039 (Callable 12/01/2033)		500,000	538,515
5.25%, 12/01/2044 (Callable 12/01/2033)		695,000	722,500
Pend Oreille County Public Utility District No 1 Box Canyon
5.00%, 01/01/2028		220,000	230,974
5.00%, 01/01/2029 (Callable 01/01/2028)		165,000	172,941
5.00%, 01/01/2038 (Callable 01/01/2029)		300,000	309,687
5.00%, 01/01/2039 (Callable 01/01/2028)		500,000	509,107
Pierce County School District No 10 Tacoma, 5.00%, 12/01/2026 (Callable 10/22/2025)		800,000	801,017
Port of Seattle WA
5.00%, 05/01/2036 (Callable 05/01/2027) (b)		4,500,000	4,550,792
5.25%, 07/01/2042 (Callable 07/01/2034) (b)		2,080,000	2,225,891
Seattle Housing Authority, 2.50%, 06/01/2041 (Callable 06/01/2031)		950,000	716,247
Snohomish County Housing Authority, 4.00%, 04/01/2033 (Callable 04/01/2031)		2,500,000	2,563,613
State of Washington
5.00%, 02/01/2037 (Callable 02/01/2028)		7,275,000	7,527,634
5.00%, 06/01/2037 (Callable 06/01/2030)		1,000,000	1,071,677
5.00%, 02/01/2043 (Callable 02/01/2033)		3,200,000	3,380,178
Tacoma Metropolitan Park District
5.00%, 12/01/2025 (Callable 10/22/2025)		270,000	270,322
5.00%, 12/01/2026		95,000	97,611
4.00%, 12/01/2027 (Callable 12/01/2026)		605,000	615,056
4.00%, 12/01/2028 (Callable 12/01/2026)		25,000	25,306
University of Washington, 5.00%, 12/01/2035 (Callable 12/01/2026)		2,400,000	2,440,387
Vancouver Housing Authority
4.00%, 08/01/2034 (Callable 08/01/2031)		3,000,000	2,956,696
4.25%, 02/01/2038 (Callable 02/01/2035)		2,000,000	2,003,799
Washington Health Care Facilities Authority
5.00%, 08/15/2028 (Callable 08/15/2027)		95,000	98,373
5.00%, 12/01/2031 (Callable 12/01/2030) (c)		200,000	219,888
4.00%, 07/01/2036 (Callable 10/17/2025)		135,000	133,316
5.00%, 08/15/2037 (Callable 02/15/2028)		1,500,000	1,531,232
5.00%, 08/01/2044 (Callable 08/01/2029)		2,000,000	2,017,143
5.00%, 08/01/2049 (Callable 08/01/2029)		2,640,000	2,617,440
Washington State Convention Center Public Facilities District, 5.00%, 07/01/2027		100,000	103,141
Washington State Housing Finance Commission
5.00%, 07/01/2037 (Callable 07/01/2035) (c)		1,255,000	1,338,741
5.00%, 07/01/2038 (Callable 07/01/2035) (c)		1,360,000	1,438,746
5.00%, 07/01/2045 (Callable 07/01/2035) (c)		500,000	503,970
Whatcom County Public Utility District No 1
5.00%, 12/01/2027 (b)		450,000	467,597
5.00%, 12/01/2031 (b)		2,335,000	2,545,468
5.00%, 12/01/2032 (b)		825,000	903,744
			69,310,734

West Virginia - 0.2%
Glenville State College, 4.00%, 06/01/2027		425,000	419,416
West Virginia Housing Development Fund, 5.00%, 08/01/2027 (Callable 04/01/2027) (a)		2,000,000	2,061,858
Wyoming County Board of Education
5.00%, 06/01/2031		1,230,000	1,378,443
5.00%, 06/01/2032		1,305,000	1,473,359
			5,333,076

Wisconsin - 4.4%
Beaver Dam Unified School District, 4.00%, 04/01/2043 (Callable 04/01/2033)		5,500,000	5,280,327
Boscobel Area School District, 5.00%, 03/01/2036 (Callable 03/01/2031)		720,000	775,410
City of Algoma WI, 5.00%, 10/01/2030 (Callable 10/01/2028)		3,505,000	3,692,079
City of Milwaukee WI Sewerage System Revenue, 4.00%, 06/01/2029 (Callable 06/01/2026)		2,005,000	2,018,625
County of Portage WI, 0.05%, 06/01/2026		2,435,000	2,382,950
Cudahy School District/WI
5.00%, 03/01/2035 (Callable 03/01/2033)		615,000	678,647
5.00%, 03/01/2036 (Callable 03/01/2033)		650,000	711,576
5.00%, 03/01/2037 (Callable 03/01/2033)		685,000	743,972
5.00%, 03/01/2038 (Callable 03/01/2033)		720,000	774,186
5.00%, 03/01/2039 (Callable 03/01/2033)		760,000	808,349
Deerfield Community School District, 4.00%, 03/01/2029 (Callable 03/01/2027)		3,000,000	3,051,174
Howard-Suamico School District/WI, 1.63%, 03/01/2031 (Callable 03/01/2028)		3,250,000	2,908,167
Public Finance Authority
5.00%, 05/15/2026 (Callable 10/22/2025) (c)		1,660,000	1,665,774
5.00%, 10/01/2028 (c)		1,750,000	1,806,793
9.00%, 11/01/2028 (Callable 11/01/2027) (c)		925,000	972,256
5.00%, 03/01/2029 (Callable 03/01/2026)		1,080,000	1,088,026
5.25%, 12/01/2030		1,060,000	1,145,248
4.00%, 01/01/2033 (Callable 07/01/2029)		605,000	622,778
5.00%, 03/01/2033 (Callable 03/01/2026)		5,900,000	5,929,643
4.00%, 06/01/2033 (Callable 10/22/2025)		70,000	70,008
4.00%, 01/01/2034 (Callable 07/01/2029)		1,150,000	1,175,008
5.00%, 10/01/2034 (Callable 10/01/2029) (c)		2,950,000	3,017,323
5.00%, 10/01/2044 (Callable 04/01/2029)		2,675,000	2,694,066
6.25%, 04/01/2045 (Callable 04/01/2035) (c)		1,000,000	957,906
5.25%, 12/01/2054 (Callable 12/01/2034)		2,250,000	2,118,258
4.00%, 01/01/2055 (c)		12,500,000	12,615,918
5.75%, 06/30/2060 (Callable 06/30/2035) (b)		3,125,000	3,213,022
6.50%, 06/30/2060 (Callable 06/30/2035) (b)		5,500,000	6,030,303
5.75%, 12/31/2065 (Callable 06/30/2035) (b)		2,625,000	2,698,938
Racine Unified School District, 5.00%, 04/01/2038 (Callable 04/01/2032)		1,180,000	1,274,554
State of Wisconsin, 5.00%, 05/01/2038 (Callable 05/01/2028)		2,000,000	2,079,862
Village of Hobart WI, 1.00%, 03/01/2032 (Callable 03/01/2030)		1,395,000	1,219,793
Village of Kewaskum WI
5.00%, 04/01/2029		165,000	173,718
5.00%, 04/01/2035 (Callable 04/01/2033)		265,000	277,819
4.50%, 04/01/2039 (Callable 04/01/2033)		645,000	629,470
Waunakee Community School District, 3.63%, 04/01/2030 (Callable 04/01/2028)		7,340,000	7,463,496
West De Pere School District, 4.00%, 04/01/2031 (Callable 04/01/2028)		2,245,000	2,299,186
Wisconsin Center District
0.00%, 12/15/2038 (Callable 12/15/2030) (e)		1,000,000	576,789
5.25%, 12/15/2061 (Callable 12/15/2030) (c)		1,100,000	1,076,251
Wisconsin Health & Educational Facilities Authority
4.00%, 08/15/2026		475,000	473,258
5.00%, 08/01/2027 (Callable 07/01/2026) (c)		4,250,000	4,307,181
5.00%, 11/01/2027 (Callable 11/01/2026)		745,000	760,690
5.00%, 02/15/2029 (Callable 02/15/2026)		2,080,000	2,096,148
5.00%, 11/01/2029 (Callable 11/01/2026)		580,000	603,002
3.00%, 02/15/2031 (Callable 02/15/2026)		55,000	51,930
3.25%, 02/15/2033 (Callable 02/15/2027)		1,060,000	1,010,658
5.00%, 04/01/2033 (Callable 10/01/2028)		1,025,000	1,080,124
3.50%, 02/15/2036 (Callable 02/15/2027)		965,000	889,842
4.00%, 07/01/2036 (Callable 07/01/2029)		1,000,000	1,000,406
4.00%, 09/15/2036 (Callable 09/15/2027)		1,355,000	1,285,664
5.00%, 10/01/2039 (Callable 10/01/2034)		900,000	942,334
4.38%, 11/01/2039 (Callable 11/01/2034)		3,830,000	3,903,802
5.00%, 11/15/2039 (Callable 05/15/2026)		2,100,000	2,111,637
5.00%, 10/01/2040 (Callable 10/01/2034)		500,000	521,488
5.00%, 04/01/2044 (Callable 10/01/2028)		1,000,000	1,007,313
5.00%, 02/15/2047 (Callable 02/15/2027)		750,000	751,110
4.00%, 02/15/2050 (Callable 02/15/2027)		80,000	70,677
5.50%, 12/01/2052 (Callable 12/01/2032)		1,750,000	1,850,575
6.00%, 10/01/2054 (Callable 10/01/2032)		2,000,000	2,029,368
Wisconsin Housing & Economic Development Authority
4.00%, 07/01/2030 (Callable 07/01/2028) (c)		160,000	150,995
4.38%, 07/01/2037 (Callable 07/01/2028) (c)		480,000	406,924
Wisconsin Housing & Economic Development Authority Home Ownership Revenue, 4.00%, 03/01/2048 (Callable 03/01/2027)		5,000	5,014
Wisconsin Housing & Economic Development Authority Housing Revenue
3.75%, 05/01/2054 (Callable 10/22/2025) (a)		670,000	670,289
3.88%, 11/01/2054 (Callable 11/01/2025) (a)		4,445,000	4,448,409
			121,146,506
TOTAL MUNICIPAL BONDS (Cost $2,638,389,519)			2,662,997,619

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 3.5%		Shares	Value
Federated Institutional Tax-Free Cash Trust - Class Premier, 2.93%(g)		95,006,256	95,006,256
TOTAL MONEY MARKET FUNDS (Cost $95,006,256)			95,006,256

TOTAL INVESTMENTS - 100.8% (Cost $2,733,395,775)			2,758,003,875
Liabilities in Excess of Other Assets - (0.8)%			(23,120,989)
TOTAL NET ASSETS - 100.0%	0.0%	0.0%	$2,734,882,886
two			–%
Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.			–%

FHLMC - Federal Home Loan Mortgage Corporation
LLC - Limited Liability Company
SIFMA - Securities Industry and Financial Markets Association
SOFR - Secured Overnight Financing Rate

(a)
Coupon rate may be variable or floating based on components other than reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of September 30, 2025.

(b)	Security subject to the Alternative Minimum Tax ("AMT"). As of September 30, 2025, the total value of securities subject to the AMT was $256,414,722 or 9.4% of net assets.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2025, the value of these securities total $104,514,997 or 3.8% of the Fund’s net assets.

(d)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(e)	Zero coupon bonds make no periodic interest payments.
(f)	Security or a portion of the security purchased on a when-issued or delayed delivery basis.
(g)	The rate shown represents the 7-day annualized yield as of September 30, 2025.

Summary of Fair Value Disclosure as of September 30, 2025 (Unaudited)

Baird Strategic Municipal Bond Fund (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Municipal Bonds	$–	$2,662,997,619	$–	$2,662,997,619
Money Market Funds	95,006,256	–	–	95,006,256
Total Investments	$95,006,256	$2,662,997,619	$–	$2,758,003,875

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period, as compared to the security classifications from the prior year’s core financial statements.